UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2014 – February 28, 2015

Item 1. Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Security Description	Shares	Value

Canadian Infrastructure (19.40%)
Energy (13.67%)
AltaGas, Ltd.	16,314	$587,126
Gibson Energy, Inc.	27,394	580,487
Inter Pipeline, Ltd.	20,946	556,281
Pembina Pipeline Corp.	17,468	558,652
Veresen, Inc.	40,216	500,569

Total Energy		2,783,115

Utilities (5.73%)
Emera, Inc.	17,903	586,742
Keyera Corp.	8,673	580,906

Total Utilities		1,167,648

Total Canadian Infrastructure
(Cost $4,412,018)		3,950,763

Canadian Master Limited Partnership Affiliates (9.47%)
Energy (9.47%)
Enbridge, Inc.	20,911	972,367
TransCanada Corp.	21,826	956,601

Total Energy		1,928,968

Total Canadian Master Limited Partnership Affiliates
(Cost $2,009,191)		1,928,968

Master Limited Partnerships (24.64%)
Energy (24.64%)
Buckeye Partners LP	9,455	735,032
Energy Transfer Partners LP	11,544	686,637
Enterprise Products Partners LP	20,004	666,933
EQT Midstream Partners LP	8,507	707,953
Magellan Midstream Partners LP	9,244	759,857
MarkWest Energy Partners LP	10,759	698,797
Western Gas Partners LP	10,987	764,475

Total Energy		5,019,684

Total Master Limited Partnerships
(Cost $5,104,045)		5,019,684

U.S. Infrastructure (15.17%)
Utilities (15.17%)
Atmos Energy Corp.	8,435	447,392
CenterPoint Energy, Inc.	19,470	404,781
Dominion Resources, Inc.	6,355	458,132
DTE Energy Co.	5,592	458,712
NiSource, Inc.	10,967	470,594
OGE Energy Corp.	12,905	419,542
Questar Corp.	18,444	431,221

Total Utilities		3,090,374

Total U.S. Infrastructure
(Cost $3,082,695)		3,090,374

Security Description			Shares	Value

U.S. Master Limited Partnership Affiliates (30.43%)
Energy (30.43%)
EnLink Midstream LLC			26,892	$897,117
Kinder Morgan, Inc.			22,301	914,564
ONEOK, Inc.			17,467	773,090
Plains GP Holdings LP, Class A			34,749	995,211
Spectra Energy Corp.			24,698	876,532
Targa Resources Corp.			8,479	844,339
The Williams Cos., Inc.			18,326	898,707

Total Energy				6,199,560

Total U.S. Master Limited Partnership Affiliates
(Cost $6,602,105)				6,199,560

7 Day Yield			Shares	Value

Short Term Investments (0.20%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%	(a)	40,314	40,314

Total Short Term Investments
(Cost $40,314)				40,314

Total Investments (99.31%)
(Cost $21,250,368)				$20,229,663

Net Other Assets and Liabilities (0.69%)				140,763

Net Assets (100.00%)				$20,370,426

(a)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Security Description		Shares	Value

Master Limited Partnerships (108.92%)
Gathering & Processing (37.19%)
Atlas Pipeline Partners LP		5,295,674	$141,023,799
Crestwood Midstream Partners LP		10,004,995	149,874,825
DCP Midstream Partners LP		5,923,922	235,772,096
EnLink Midstream Partners LP		7,110,794	190,995,927
MarkWest Energy Partners LP		11,496,521	746,699,039
Regency Energy Partners LP		19,242,518	469,325,014
Targa Resources Partners LP		6,799,437	297,951,329
Western Gas Partners LP		5,125,385	356,624,288
Williams Partners LP		15,232,769	779,003,807

Total Gathering & Processing			3,367,270,124

Natural Gas Transportation (30.32%)
Energy Transfer Partners LP		12,471,409	741,799,407
Enterprise Products Partners LP		29,002,378	966,939,283
EQT Midstream Partners LP		2,625,976	218,533,723
ONEOK Partners LP		10,232,142	427,601,214
Spectra Energy Partners LP		3,480,085	185,627,734
TC PipeLines LP		3,106,546	204,969,905

Total Natural Gas Transportation			2,745,471,266

Petroleum Transportation (41.41%)
Buckeye Partners LP		6,180,879	480,501,533
Enbridge Energy Partners LP		12,132,968	475,491,016
Genesis Energy LP		5,273,886	242,598,756
Magellan Midstream Partners LP		9,231,114	758,797,571
NGL Energy Partners LP		4,482,979	136,820,519
NuStar Energy LP		4,355,229	274,553,636
Plains All American Pipeline LP		14,595,548	728,171,890
Sunoco Logistics Partners LP		10,243,571	452,970,710
Tesoro Logistics LP		3,468,037	199,134,684

Total Petroleum Transportation			3,749,040,315

Total Master Limited Partnerships
(Cost $7,903,297,900)			9,861,781,705

7 Day Yield		Shares	Value

Short Term Investments (0.10%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.000%(a)	9,142,404	9,142,404

Total Short Term Investments
(Cost $9,142,404)			9,142,404

Total Investments (109.02%)
(Cost $7,912,440,304)			$9,870,924,109

Net Liabilities Less Other Assets (-9.02%)			(816,420,878)

Net Assets (100.00%)			$9,054,503,231

(a)	Less than 0.0005%.

Common Abbreviations:

LP - Limited Partnership.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.76%)
Brazil (9.83%)
Cielo SA, Sponsored ADR	13,969	$218,336
CPFL Energia SA	31,400	205,407
EcoRodovias Infraestrutura e Logistica SA	60,227	223,617
Natura Cosmeticos SA	18,570	183,950
Souza Cruz SA	31,456	281,012

Total Brazil		1,112,322

Chile (2.05%)
SONDA SA	92,400	231,417

China (10.39%)
AAC Technologies Holdings, Inc.	39,500	261,524
Agile Property Holdings Ltd.	412,000	244,890
Evergrande Real Estate Group Ltd.	538,000	237,237
Jiangsu Expressway Co., Ltd., Class H	183,816	226,813
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	98,300	205,325

Total China		1,175,789

Colombia (3.15%)
Ecopetrol SA, Sponsored ADR	13,796	230,669
Pacific Rubiales Energy Corp.	42,200	125,915

Total Colombia		356,584

Czech Republic (3.20%)
CEZ A.S.	7,965	201,054
O2 Czech Republic A.S.*	19,000	160,613

Total Czech Republic		361,667

Hungary (1.82%)
Richter Gedeon Nyrt	14,200	206,180

India (2.23%)
Infosys Ltd., Sponsored ADR	6,883	252,675

Indonesia (1.90%)
Indo Tambangraya Megah Tbk PT	164,677	215,322

Malaysia (9.21%)
Berjaya Sports Toto Bhd	215,200	200,630
British American Tobacco Malaysia Bhd	11,427	219,092
Felda Global Ventures Holdings Bhd	289,700	186,488
YTL Corp. Bhd	476,700	218,245

Security Description	Shares	Value

Malaysia (continued)
YTL Power International Bhd	498,800	$217,291

Total Malaysia		1,041,746

Mexico (6.19%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	34,500	233,451
Grupo Financiero Santander Mexico SAB de CV, Class B	107,903	237,528
Kimberly-Clark de Mexico SAB de CV, Class A	113,203	229,553

Total Mexico		700,532

Poland (8.99%)
Bank Handlowy w Warszawie SA	6,600	188,465
KGHM Polska Miedz SA	6,451	210,575
PGE Polska Grupa Energetyczna SA	36,500	204,022
Powszechny Zaklad Ubezpieczen SA	1,524	200,920
Synthos SA	179,009	213,448

Total Poland		1,017,430

Russia (14.06%)
Gazprom OAO, Sponsored ADR	45,600	227,544
MegaFon OAO, GDR(a)	12,080	212,729
Mobile Telesystems OJSC, Sponsored ADR	25,887	256,281
Rosneft OAO, GDR(a)	59,000	254,880
Sistema JSFC, GDR(a)	90,100	639,710

Total Russia		1,591,144

South Africa (9.94%)
Assore Ltd.	17,900	233,368
Life Healthcare Group Holdings, Ltd.	62,561	242,919
Netcare Ltd.	69,100	243,255
PPC Ltd.	100,000	155,317
Truworths International Ltd.	32,800	249,883

Total South Africa		1,124,742

Thailand (9.52%)
BEC World Pcl	133,500	194,077
BTS Group Holdings Pcl	721,818	214,335
Bumrungrad Hospital Pcl	49,340	237,314
Delta Electronics Thailand Pcl	94,024	202,851
Intouch Holdings Plc*	93,400	228,950

Total Thailand		1,077,527

Turkey (7.28%)
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	50,200	207,107
Eregli Demir ve Celik Fabrikalari TAS	115,200	193,783
Tofas Turk Otomobil Fabrikasi AS	32,682	213,651
Turk Traktor ve Ziraat Makineleri AS	6,550	209,395

Total Turkey		823,936

Security Description		Shares	Value

TOTAL COMMON STOCKS (Cost $11,597,653)			$11,289,013

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.13%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	15,245	15,245

TOTAL SHORT TERM INVESTMENTS
(Cost $15,245)			15,245

TOTAL INVESTMENTS (99.89%)
(Cost $11,612,898)			$11,304,258

NET OTHER ASSETS AND LIABILITIES (0.11%)			12,180

NET ASSETS (100.00%)			$11,316,438

*	Non-income producing security.
(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of February 28, 2015, the aggregate market values of these securities were $1,107,319, representing 9.79% of the Fund’s net assets.

(b)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Andonim Sirketi is a joint stock company in Turkey.

A.S. - Akciova Spolecnost is a joint stock company in the Czech Republic.

Bhd - Berhad is a public limited company in Malaysia.

GDR - Global Depositary Receipt

JSFC - Joint Stock Financial Corporation.

Ltd. - Limited.

Nyrt - Hungarian for Public Limited Company.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian Term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

Pcl - A rearrangement of the letters for public limited company, used in Thailand.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SAB de CV - A variable capital company.

TAS - Turk Anonin Sirketi is the Turkish term for Joint Stock Company.

Tbk PT - Terbuka is the Indonesian term for limited liability company.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

SECURITY DESCRIPTION		SHARES	VALUE

EXCHANGE TRADED FUNDS (100.00%)
Consumer Discretionary (11.69%)
Consumer Discretionary Select Sector SPDR® Fund		231,913	$17,618,431

Consumer Staples (11.22%)
Consumer Staples Select Sector SPDR® Fund		338,033	16,905,030

Energy (10.70%)
Energy Select Sector SPDR® Fund		204,011	16,120,949

Financials (10.78%)
Financial Select Sector SPDR® Fund		666,792	16,236,385

Healthcare (11.19%)
Health Care Select Sector SPDR® Fund		233,395	16,851,119

Industrials (11.08%)
Industrial Select Sector SPDR® Fund		290,430	16,696,821

Materials (11.50%)
Materials Select Sector SPDR® Fund		336,589	17,330,968

Technology (11.31%)
Technology Select Sector SPDR® Fund		395,386	17,033,229

Utilities (10.53%)
Utilities Select Sector SPDR® Fund		350,775	15,865,553

TOTAL EXCHANGE TRADED FUNDS (Cost $117,827,792)			150,658,485

7 DAY YIELD		SHARES	VALUE

SHORT TERM INVESTMENTS (0.03%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	42,041	42,041

TOTAL SHORT TERM INVESTMENTS (Cost $42,041)			42,041

TOTAL INVESTMENTS (100.03%) (Cost $117,869,833)			$150,700,526

NET LIABILITIES LESS OTHER ASSETS (-0.03%)			(38,942)

NET ASSETS (100.00%)			$150,661,584

(a)	Less than 0.0005%

Common Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.36%)
Australia (19.30%)
AGL Energy Ltd.	290,799	$3,419,828
BHP Billiton Ltd.	129,600	3,407,728
Fortescue Metals Group Ltd.	1,524,699	2,966,595
Insurance Australia Group Ltd.	590,372	2,814,041
National Australia Bank, Ltd.	115,500	3,420,551
Telstra Corp., Ltd.	647,342	3,222,167
Wesfarmers, Ltd.	88,821	3,043,408
Westpac Banking Corp.	115,148	3,419,124
Woodside Petroleum Ltd.	106,645	2,931,644
Woolworths, Ltd.	123,548	2,964,766

Total Australia		31,609,852

Austria (2.11%)
OMV AG	119,958	3,455,964

Belgium (1.86%)
Belgacom SA	81,185	3,053,909

Finland (2.16%)
UPM-Kymmene OYJ	188,366	3,534,945

France (9.95%)
Bouygues SA	84,035	3,331,797
Cap Gemini SA	43,203	3,493,969
GDF Suez	129,035	2,869,867
Orange SA	180,479	3,292,012
Sanofi	33,664	3,303,790

Total France		16,291,435

Germany (2.21%)
ProSiebenSat.1 Media AG	73,734	3,621,846

Hong Kong (3.42%)
Li & Fung, Ltd.	2,987,251	3,054,346
SJM Holdings Ltd.	1,758,555	2,544,030

Total Hong Kong		5,598,376

Italy (4.13%)
Atlantia SpA	131,108	3,453,685
Eni SpA	177,508	3,313,303

Total Italy		6,766,988

Japan (8.32%)
Canon, Inc.	91,133	2,962,727
Eisai Co., Ltd.	78,354	4,088,491

Security Description		Shares	Value

Japan (continued)
Ricoh Co., Ltd.		286,200	$2,843,458
Takeda Pharmaceutical Co., Ltd.		72,908	3,731,793

Total Japan			13,626,469

Norway (4.19%)
Gjensidige Forsikring ASA		189,363	3,300,122
Orkla ASA		452,984	3,557,195

Total Norway			6,857,317

Spain (9.18%)
Amadeus IT Holding SA, Class A		75,914	3,130,448
Banco Santander SA		360,655	2,636,645
Ferrovial SA		155,798	3,302,091
Repsol SA		150,938	2,917,855
Telefonica SA		196,185	3,050,503

Total Spain			15,037,542

Sweden (5.87%)
Sandvik AB		311,372	3,495,792
Telefonaktiebolaget LM Ericsson, Class B		251,930	3,266,599
TeliaSonera AB		450,280	2,859,821

Total Sweden			9,622,212

United Kingdom (26.66%)
Antofagasta Plc		276,078	3,269,137
AstraZeneca Plc		42,185	2,910,871
BAE Systems Plc		437,927	3,596,825
BP Plc		502,247	3,474,160
Centrica Plc		729,819	2,752,610
GlaxoSmithKline Plc		141,909	3,377,221
Imperial Tobacco Group Plc		71,434	3,521,356
Marks & Spencer Group Plc		414,117	3,225,449
National Grid Plc		219,458	3,003,898
Pearson Plc		170,196	3,731,158
Rio Tinto Ltd.		68,747	3,460,046
SSE Plc		120,204	2,919,131
Tesco Plc		1,168,566	4,427,248

Total United Kingdom			43,669,110

TOTAL COMMON STOCKS
(Cost $160,562,518)			162,745,965

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.14%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	233,522	233,522

TOTAL SHORT TERM INVESTMENTS
(Cost $233,522)			233,522

Security Description	Value

TOTAL INVESTMENTS (99.50%)
(Cost $160,796,040)	$162,979,487

NET OTHER ASSETS AND LIABILITIES (0.50%)	817,455

NET ASSETS (100.00%)	$163,796,942

(a)	Less than 0.0005%.

Common Abbreviations:

AB - Aktiebolag is the Swedish term for corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

Ltd. - Limited.

OYJ - Osakeyhtio is the Finnish term for public limited company.

Plc - Public Limited Company.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SpA - Societa per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

ALPS MEDICAL BREAKTHROUGHS ETF	SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.00%)
Biotechnology (72.72%)
ACADIA Pharmaceuticals, Inc.(a)	27,970	$1,062,021
Acceleron Pharma, Inc.(a)	9,042	367,376
Achillion Pharmaceuticals, Inc.(a)	28,099	341,122
Acorda Therapeutics, Inc.(a)	11,762	398,026
Adamas Pharmaceuticals, Inc.(a)	4,808	83,082
Aegerion Pharmaceuticals, Inc.(a)	7,966	216,675
Akebia Therapeutics, Inc.(a)	5,696	52,745
Alder Biopharmaceuticals, Inc.(a)	8,642	232,297
Anacor Pharmaceuticals, Inc.(a)	12,029	523,262
Applied Genetic Technologies Corp.(a)	4,601	93,354
Arena Pharmaceuticals, Inc.(a)	61,688	278,213
Auspex Pharmaceuticals, Inc.(a)	7,731	519,832
Bluebird Bio, Inc.(a)	8,079	770,090
Cara Therapeutics, Inc.(a)	6,382	65,416
Celldex Therapeutics, Inc.(a)	25,120	641,565
Chimerix, Inc.(a)	11,261	455,845
Clovis Oncology, Inc.(a)	9,520	727,899
Dyax Corp.(a)	38,256	578,048
Dynavax Technologies Corp.(a)	7,367	129,659
Emergent Biosolutions, Inc.(a)	10,526	315,464
Enanta Pharmaceuticals, Inc.(a)	5,220	186,980
Halozyme Therapeutics, Inc.(a)	35,145	529,635
Hyperion Therapeutics, Inc.(a)	5,813	171,774
ImmunoGen, Inc.(a)	24,105	183,198
Insmed, Inc.(a)	13,926	258,188
Karyopharm Therapeutics, Inc.(a)	9,162	249,756
Keryx Biopharmaceuticals, Inc.(a)	25,779	313,473
KYTHERA Biopharmaceuticals, Inc.(a)	6,352	263,926
Ligand Pharmaceuticals, Inc.(a)	5,619	309,438
MacroGenics, Inc.(a)	7,793	269,404
MannKind Corp.(a)	113,741	741,591
Merrimack Pharmaceuticals, Inc.(a)	29,680	318,170
Neurocrine Biosciences, Inc.(a)	21,312	832,234
OncoMed Pharmaceuticals, Inc.(a)	8,362	208,883
Ophthotech Corp.(a)	9,429	506,667
Osiris Therapeutics, Inc.(a)	9,617	166,086
PDL BioPharma, Inc.	45,059	314,512
Portola Pharmaceuticals, Inc.(a)	13,640	519,411
Progenics Pharmaceuticals, Inc.(a)	19,489	126,873
PTC Therapeutics, Inc.(a)	9,422	672,071
Receptos, Inc.(a)	8,681	1,099,362
Rigel Pharmaceuticals, Inc.(a)	24,653	73,712
Sage Therapeutics, Inc.(a)	7,236	314,404
Seattle Genetics, Inc.(a)	32,734	1,186,609
Synageva BioPharma Corp.(a)	9,312	919,374
TESARO, Inc.(a)	10,108	539,060
Threshold Pharmaceuticals, Inc.(a)	17,611	76,960
Ultragenyx Pharmaceutical, Inc.(a)	8,948	485,608
Verastem, Inc.(a)	7,257	53,992
Versartis, Inc.(a)	6,784	134,391

Security Description		Shares	Value

Biotechnology (continued)
Zafgen, Inc.(a)		6,365	$246,007

Total Biotechnology			20,123,740

Pharmaceuticals (27.28%)
AcelRx Pharmaceuticals, Inc.(a)		12,272	108,730
Aerie Pharmaceuticals, Inc.(a)		6,724	189,079
Akorn, Inc.(a)		27,032	1,454,593
Alimera Sciences, Inc.(a)		12,426	64,988
BioDelivery Sciences International, Inc.(a)		14,380	215,628
Depomed, Inc.(a)		16,473	361,582
Endocyte, Inc.(a)		11,706	67,895
Horizon Pharma Plc(a)		33,322	684,101
Impax Laboratories, Inc.(a)		19,983	805,115
The Medicines Co.(a)		18,348	527,780
Pacira Pharmaceuticals, Inc.(a)		10,108	1,160,096
POZEN, Inc.(a)		8,989	65,889
Repros Therapeutics, Inc.(a)		6,801	62,637
Revance Therapeutics, Inc.(a)		6,649	106,716
SciClone Pharmaceuticals, Inc.(a)		14,240	109,790
Sucampo Pharmaceuticals, Inc., Class A(a)		12,427	191,127
Supernus Pharmaceuticals, Inc.(a)		12,046	108,294
Theravance Biopharma, Inc.(a)		9,041	196,461
Theravance, Inc.		32,355	584,331
VIVUS, Inc.(a)		29,110	75,977
XenoPort, Inc.(a)		17,460	119,601
ZS Pharma, Inc.(a)		5,836	288,707

Total Pharmaceuticals			7,549,117

TOTAL COMMON STOCKS
(Cost $26,064,122)			27,672,857

RIGHTS (0.01%)
Biotechnology (0.01%)
Prosensa Holding NV - CVR(a)		3,423	3,081

TOTAL RIGHTS
(Cost $3,697)			3,081

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.01%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	3,364	3,364

TOTAL SHORT TERM INVESTMENTS (Cost $3,364)			3,364

TOTAL INVESTMENTS (100.02%) (Cost $26,071,183)			$27,679,302

NET LIABILITIES LESS OTHER ASSETS (-0.02%)			(6,143)

NET ASSETS (100.00%)			$27,673,159

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

CVR - Contingent Value Rights.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.42%)
Consumer Discretionary (10.23%)
Coach, Inc.	669,416	$29,153,067
Darden Restaurants, Inc.	410,711	26,285,504
GameStop Corp., Class A	729,546	26,971,316
Mattel, Inc.	766,451	20,172,990
Staples, Inc.	1,430,777	23,986,976

Total Consumer Discretionary		126,569,853

Consumer Staples (10.42%)
Altria Group, Inc.	474,642	26,717,598
Kraft Foods Group, Inc.	397,926	25,491,140
Lorillard, Inc.	376,761	25,777,988
Philip Morris International, Inc.	279,120	23,155,795
Reynolds American, Inc.	366,623	27,724,031

Total Consumer Staples		128,866,552

Energy (9.50%)
ConocoPhillips	377,294	24,599,569
Diamond Offshore Drilling, Inc.	705,509	21,468,639
Ensco Plc, Class A	871,506	21,325,752
Noble Corp. Plc	1,622,946	27,005,821
Transocean Ltd.	1,430,777	23,078,433

Total Energy		117,478,214

Financials (9.61%)
BB&T Corp.	629,247	23,942,848
Cincinnati Financial Corp.	463,066	24,431,362
JPMorgan Chase & Co.	392,456	24,049,704
People’s United Financial, Inc.	1,617,358	24,470,627
Prudential Financial, Inc.	271,880	21,981,498

Total Financials		118,876,039

Health Care (9.67%)
Baxter International, Inc.	328,298	22,701,807
Eli Lilly & Co.	338,776	23,771,912
Johnson & Johnson	225,630	23,129,331
Merck & Co., Inc.	408,258	23,899,423
Pfizer, Inc.	761,402	26,131,317

Total Health Care		119,633,790

Industrials (10.11%)
Eaton Corp. PLC	364,114	25,855,735
General Electric Co.	946,752	24,606,085
Lockheed Martin Corp.	127,234	25,453,162
Pitney Bowes, Inc.	978,624	22,674,718
Waste Management, Inc.	485,882	26,470,851

Total Industrials		125,060,551

Information Technology (9.99%)
CA, Inc.	789,178	25,664,068

Security Description		Shares	Value

Information Technology (continued)
KLA-Tencor Corp.		343,321	$22,300,416
Microchip Technology, Inc.		539,257	27,647,706
Paychex, Inc.		511,114	25,471,366
Seagate Technology Plc		367,932	22,488,004

Total Information Technology			123,571,560

Materials (10.27%)
Bemis Co., Inc.		549,015	26,791,932
Freeport-McMoRan, Inc.		1,081,937	23,402,297
LyondellBasell Industries NV, Class A		333,769	28,674,095
Nucor Corp.		454,238	21,362,813
The Dow Chemical Co.		543,590	26,766,372

Total Materials			126,997,509

Telecommunication Services (10.24%)
AT&T, Inc.		732,676	25,321,282
CenturyLink, Inc.		627,065	23,740,681
Frontier Communications Corp.		3,764,282	30,038,971
Verizon Communications, Inc.		516,940	25,562,683
Windstream Holdings, Inc.		2,782,167	21,951,298

Total Telecommunication Services			126,614,915

Utilities (9.38%)
Consolidated Edison, Inc.		367,541	23,206,539
Dominion Resources, Inc.		324,067	23,361,990
PPL Corp.		672,855	22,944,355
TECO Energy, Inc.		1,224,784	24,042,510
The Southern Co.		491,748	22,517,141

Total Utilities			116,072,535

TOTAL COMMON STOCKS (Cost $1,174,387,844)			1,229,741,518

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.18%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	2,196,093	2,196,093

TOTAL SHORT TERM INVESTMENTS (Cost $2,196,093)			2,196,093

TOTAL INVESTMENTS (99.60%) (Cost $1,176,583,937)			$1,231,937,611

NET OTHER ASSETS AND LIABILITIES (0.40%)			4,922,142

NET ASSETS (100.00%)			$1,236,859,753

(a)	Less than 0.0005%.

Common Abbreviations:

Ltd.- Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS STOXX EUROPE 600 ETF	SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.91%)
Australia (0.58%)
BHP Billiton PLC	1,217	$30,372

Total Australia		30,372

Austria (0.30%)
ANDRITZ AG	40	2,308
Erste Group Bank AG	176	4,613
IMMOFINANZ AG(a)	548	1,672
OMV AG	84	2,420
Raiffeisen Bank International AG	68	1,027
Vienna Insurance Group AG Wiener Versicherung Gruppe	24	1,061
voestalpine AG	64	2,502

Total Austria		15,603

Belgium (1.97%)
Ackermans & van Haaren NV	12	1,468
Ageas	128	4,612
Anheuser-Busch InBev NV	444	56,492
Belgacom SA	80	3,009
bpost SA	56	1,576
Cofinimmo SA, REIT	12	1,484
Colruyt SA	36	1,685
Delhaize Group SA	60	5,384
Groupe Bruxelles Lambert SA	48	4,201
KBC Groep NV(a)	144	8,737
Solvay SA	34	5,053
Telenet Group Holding NV(a)	28	1,606
UCB SA	76	5,813
Umicore SA	64	2,793

Total Belgium		103,913

Czech Republic (0.08%)
CEZ a.s.	96	2,423
Komercni banka a.s.	8	1,725

Total Czech Republic		4,148

Denmark (2.36%)
AP Moller-Maersk A/S, Class B(a)	4	9,220
Carlsberg A/S, Class B	60	5,133
Chr. Hansen Holding A/S	56	2,509
Coloplast A/S, B Shares	68	5,430
Danske Bank A/S(a)	396	10,487
DSV A/S	104	3,359
FLSmidth & Co. A/S	28	1,281
Genmab A/S(a)	25	1,848
GN Store Nord A/S	96	2,230
ISS A/S(a)	56	1,747
Jyske Bank A/S(a)	40	1,732
Novo Nordisk A/S, Class B	1,068	51,203
Novozymes A/S, B Shares	124	6,016
Pandora A/S(a)	76	6,935
Sydbank A/S(a)	44	1,372
TDC A/S	468	3,702
Topdanmark A/S(a)	48	1,591

Security Description	Shares	Value

Denmark (continued)
Tryg A/S	16	$1,990
Vestas Wind Systems A/S(a)	128	5,396
William Demant Holding A/S(a)	16	1,312

Total Denmark		124,493

Finland (1.45%)
Amer Sports OYJ	68	1,481
Elisa OYJ	88	2,394
Fortum OYJ	252	5,741
Huhtamaki OYJ	52	1,537
Kesko OYJ, B Shares	40	1,583
Kone OYJ, B Shares	220	10,138
Metso OYJ	64	2,059
Neste Oil OYJ	76	1,981
Nokia OYJ	2,160	17,367
Nokian Renkaat OYJ	76	2,250
Orion OYJ, Class B	56	1,823
Outokumpu OYJ(a)	168	1,102
Sampo OYJ, A Shares	284	14,333
Stora Enso OYJ, R Shares	328	3,149
UPM-Kymmene OYJ	308	5,780
Wartsila OYJ Abp	88	3,989

Total Finland		76,707

France (14.75%)
Accor SA	104	5,449
Aeroports de Paris	20	2,437
Air France-KLM(a)	144	1,143
Air Liquide SA	200	26,432
Airbus Group NV	332	20,556
Alcatel-Lucent(a)	1,624	6,355
Alstom SA(a)	128	4,233
Arkema SA	36	2,696
Atos	44	3,135
AXA SA	1,200	30,469
BNP Paribas SA	644	37,539
Bollore SA	666	3,655
Bouygues SA	152	6,026
Bureau Veritas SA	124	2,922
Cap Gemini SA	92	7,440
Carrefour SA	360	11,910
Casino Guichard Perrachon SA	32	3,012
Christian Dior SE	32	6,208
Cie de Saint-Gobain	288	12,967
Cie Generale des Etablissements Michelin	108	10,391
CNP Assurances	88	1,459
Credit Agricole SA	648	9,115
Danone SA	344	23,994
Dassault Systemes SA	76	5,318
Edenred	116	3,165
Eiffage SA	44	2,452
Electricite de France SA	168	4,644
Essilor International SA	124	14,494
Eurazeo SA	24	1,770
Eurofins Scientific SE	4	1,085
Eutelsat Communications SA	84	2,870
Fonciere Des Regions, REIT	16	1,654
GDF Suez	924	20,551

Security Description	Shares	Value

France (continued)
Gecina SA, REIT	20	$2,629
Groupe Eurotunnel SA	268	3,665
Havas SA	50	434
Hermes International	3	968
ICADE, REIT	20	1,792
Iliad SA	14	3,635
Imerys SA	20	1,500
Ingenico	28	3,119
JCDecaux SA	40	1,482
Kering(a)	44	8,961
Klepierre, REIT	101	4,938
Lafarge SA	108	8,018
Lagardere SCA	60	1,725
Legrand SA	152	8,403
L’Oreal SA	140	25,419
LVMH Moet Hennessy Vuitton SE	156	28,612
Natixis SA	508	3,678
Neopost SA	20	1,079
Numericable-SFR SAS(a)	40	2,480
Orange SA	1,116	20,356
Orpea	20	1,330
Pernod Ricard SA	120	14,227
Peugeot SA(a)	260	4,354
Publicis Groupe SA	112	9,133
Remy Cointreau SA	12	881
Renault SA	120	11,528
Rexel SA	156	3,048
Rubis SCA	20	1,213
Safran SA	188	13,233
Sanofi	696	68,306
Schneider Electric SE	336	27,064
SCOR SE	104	3,429
SEB SA	16	1,188
Societe BIC SA	16	2,394
Societe Generale SA	464	21,452
Societe Television Francaise 1	68	1,174
Sodexo SA	56	5,644
Suez Environnement Co.	192	3,426
Technip SA	64	4,170
Teleperformance	32	2,472
Thales SA	56	3,222
TOTAL SA	1,372	74,057
Unibail-Rodamco SE, REIT	56	16,143
Valeo SA	44	6,622
Vallourec SA	68	1,613
Veolia Environnement SA	260	5,063
Vinci SA	297	17,622
Vivendi SA	740	18,065
Wendel SA	20	2,436
Zodiac Aerospace	112	4,031

Total France		778,979

Germany (12.52%)
adidas AG	120	9,323
Allianz SE	264	44,196
Axel Springer SE	24	1,548
BASF SE	529	50,703
Bayer AG	476	70,338
Bayerische Motoren Werke AG	184	23,267

Security Description	Shares	Value

Germany (continued)
Beiersdorf AG	56	$4,865
Bilfinger SE	28	1,667
Brenntag AG	88	5,145
Commerzbank AG(a)	544	7,339
Continental AG	62	14,799
Daimler AG	576	55,762
Deutsche Annington Immobilien SE	136	5,236
Deutsche Bank AG	748	24,588
Deutsche Boerse AG	112	9,137
Deutsche Euroshop AG	28	1,430
Deutsche Lufthansa AG	132	1,935
Deutsche Post AG	552	18,797
Deutsche Telekom AG	1,788	33,354
Deutsche Wohnen AG	156	4,301
E.ON SE	1,156	18,686
Evonik Industries AG	40	1,363
Fraport AG Frankfurt Airport Services Worldwide	20	1,208
Freenet AG	76	2,268
Fresenius Medical Care AG & Co. KGaA	124	10,153
Fresenius SE & Co. KGaA	228	13,058
GEA Group AG	104	5,144
Gerresheimer AG	20	1,152
Hannover Rueck SE	36	3,471
HeidelbergCement AG	80	6,368
HUGO BOSS AG	20	2,574
Infineon Technologies AG	652	7,548
K+S AG	104	3,355
Kabel Deutschland Holding AG(a)	12	1,665
LANXESS AG	52	2,679
LEG Immobilien AG	28	2,303
Leoni AG	20	1,288
Linde AG	100	20,344
MAN SE	20	2,144
Merck KGaA	76	7,841
METRO AG	84	2,812
MorphoSys AG(a)	16	1,333
MTU Aero Engines AG	32	3,043
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	88	18,267
OSRAM Licht AG	52	2,385
ProSiebenSat.1 Media AG	128	6,287
Rheinmetall AG	24	1,216
RHOEN-KLINIKUM AG	28	735
RTL Group SA	24	2,377
RWE AG	280	7,829
SAP SE	548	38,536
Siemens AG	454	50,713
STADA Arzneimittel AG	36	1,182
Symrise AG	72	4,580
Telefonica Deutschland Holding AG	300	1,650
ThyssenKrupp AG	252	6,709
TUI AG	166	3,016
United Internet AG	64	2,870
Wirecard AG	68	3,138

Total Germany		661,020

Security Description	Shares	Value

Greece (0.12%)
Alpha Bank AE(a)	2,480	$1,027
Eurobank Ergasias SA(a)	5,484	841
Hellenic Telecommunications Organization SA(a)	140	1,394
National Bank of Greece SA(a)	872	1,308
OPAP SA	124	1,142
Piraeus Bank SA(a)	1,152	732

Total Greece		6,444

Ireland (1.40%)
Bank of Ireland(a)	13,692	5,209
C&C Group PLC	200	864
CRH PLC	428	12,125
DCC PLC	52	3,107
Glanbia PLC	100	1,824
Kerry Group PLC, Class A	88	6,401
Kingspan Group PLC	80	1,572
Paddy Power PLC	28	2,115
Ryanair Holdings PLC	800	9,064
Shire PLC	344	28,015
Smurfit Kappa Group PLC	132	3,698

Total Ireland		73,994

Italy (3.38%)
Assicurazioni Generali SpA	780	16,061
Atlantia SpA	236	6,217
Azimut Holding SpA	60	1,572
Banca Monte dei Paschi di Siena SpA(a)	2,952	2,035
Banca Popolare dell’Emilia Romagna SC(a)	276	2,276
Banca Popolare di Milano Scarl(a)	2,356	2,212
Banca Popolare Di Sondrio Scarl	260	1,191
Banco Popolare SC(a)	208	3,208
Davide Campari-Milano SpA	164	1,109
Enel Green Power SpA	888	1,900
Enel SpA	3,732	17,198
Eni SpA	1,556	29,044
EXOR SpA	56	2,494
Finmeccanica SpA(a)	232	2,809
Intesa Sanpaolo SpA	8,084	26,994
Luxottica Group SpA	108	6,665
Mediaset SpA(a)	400	1,842
Mediobanca SpA	344	3,170
Pirelli & C. SpA	184	2,819
Prysmian SpA	116	2,321
Saipem SpA(a)	144	1,480
Snam SpA	1,200	6,072
Telecom Italia SpA(a)	6,008	7,167
Terna Rete Elettrica Nazionale SpA	812	3,662
UniCredit SpA	3,216	21,395
Unione di Banche Italiane SCpA	520	4,079
UnipolSai SpA	480	1,415

Total Italy		178,407

Jersey (0.08%)
Randgold Resources, Ltd.	52	4,158

Total Jersey		4,158

Security Description	Shares	Value

Luxembourg (0.40%)
Altice SA(a)	48	$4,786
ArcelorMittal	584	6,385
SES SA	184	6,342
Tenaris SA	268	3,835

Total Luxembourg		21,348

Mexico (0.03%)
Fresnillo PLC	108	1,369

Total Mexico		1,369

Netherlands (4.43%)
Aalberts Industries NV	56	1,733
Aegon NV	1,068	8,270
Akzo Nobel NV	140	10,403
ASM International NV	32	1,450
ASML Holding NV	216	23,352
Boskalis Westminster NV	48	2,231
Delta Lloyd NV	112	2,033
Gemalto NV	48	3,896
Heineken Holding NV	56	3,896
Heineken NV	124	9,691
ING Groep NV(a)	2,228	33,297
Koninklijke Ahold NV	482	9,043
Koninklijke DSM NV	104	5,807
Koninklijke KPN NV	1,852	6,325
Koninklijke Philips NV	552	16,536
Koninklijke Vopak NV	36	1,894
NN Group NV(a)	50	1,430
Nutreco NV	36	1,821
OCI NV(a)	52	2,208
PostNL NV(a)	256	1,143
Randstad Holding NV	72	4,242
Royal Dutch Shell PLC, A Shares	2,255	73,836
SBM Offshore NV(a)	108	1,269
TNT Express NV	272	1,662
Wereldhave NV, REIT	12	825
Wolters Kluwer NV	176	5,709

Total Netherlands		234,002

Norway (1.01%)
DNB ASA	528	8,596
Gjensidige Forsikring ASA	108	1,882
Marine Harvest ASA	176	2,221
Norsk Hydro ASA	784	4,479
Orkla ASA	444	3,487
Schibsted ASA	48	2,857
Seadrill, Ltd.	204	2,355
Statoil ASA	608	11,460
Storebrand ASA(a)	260	926
Telenor ASA	404	8,105
TGS Nopec Geophysical Co. ASA	60	1,463
Yara International ASA	100	5,505

Total Norway		53,336

Portugal (0.24%)
Banco Comercial Portugues SA(a)	25,196	2,346
EDP-Energias de Portugal SA	1,508	5,950
Galp Energia SGPS SA	224	2,633

Security Description	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	140	$1,655

Total Portugal		12,584

Russia (0.02%)
Polyus Gold International, Ltd.	384	1,205

Total Russia		1,205

South Africa (0.13%)
Investec PLC	312	2,784
Mondi PLC	212	4,353

Total South Africa		7,137

Spain (4.88%)
Abengoa SA, B Shares	312	1,060
Abertis Infraestructuras SA	224	4,374
ACS Actividades de Construccion y Servicios SA	112	4,164
Amadeus IT Holding SA, A Shares	244	10,062
Banco Bilbao Vizcaya Argentaria SA	3,496	35,131
Banco de Sabadell SA	2,200	6,044
Banco Popular Espanol SA	1,092	5,027
Banco Santander SA	7,170	52,418
Bankia SA(a)	2,560	3,719
Bankinter SA	372	2,909
Bolsas y Mercados Espanoles SA	44	1,918
CaixaBank SA(a)	1,328	6,167
Distribuidora Internacional de Alimentacion SA	344	2,619
Enagas SA	124	3,805
Endesa SA	148	2,993
Ferrovial SA	252	5,341
Gamesa Corp. Tecnologica SA(a)	116	1,375
Gas Natural SDG SA	204	4,930
Grifols SA	88	3,570
Iberdrola SA	3,088	21,103
Inditex SA	608	19,109
Jazztel PLC(a)	124	1,735
Mapfre SA	572	2,009
Mediaset Espana Comunicacion SA(a)	100	1,236
Red Electrica Corp. SA	64	5,453
Repsol SA	568	10,980
Telefonica SA	2,300	35,763
Viscofan SA	24	1,480
Zardoya Otis SA	96	1,161

Total Spain		257,655

Sweden (4.71%)
Alfa Laval AB	180	3,614
Assa Abloy AB, B Shares	192	11,526
Atlas Copco AB, A Shares	372	11,998
BillerudKorsnas AB	104	1,652
Boliden AB	148	2,997
Castellum AB	100	1,713
Electrolux AB, Series B	136	4,442
Elekta AB, B Shares	212	2,214
Getinge AB, B Shares	112	3,097
Hennes & Mauritz AB, B Shares	544	23,738
Hexagon AB, B Shares	140	5,056

Security Description	Shares	Value

Sweden (continued)
Hexpol AB	16	$1,718
Husqvarna AB, B Shares	232	1,816
ICA Gruppen AB(a)	44	1,570
Industrivarden AB, A Shares	112	2,261
Intrum Justitia AB	44	1,249
Investment AB Kinnevik, B Shares	136	4,579
Investor AB, B Shares	264	10,504
JM AB	44	1,562
Lundin Petroleum AB(a)	136	2,005
Meda AB, A Shares	136	2,202
Modern Times Group MTG AB, B Shares	32	991
NCC AB, B Shares	48	1,683
Nordea Bank AB	1,840	24,829
Sandvik AB	640	7,185
Securitas AB, B Shares	184	2,620
Skandinaviska Enskilda Banken AB, A Shares	908	11,457
Skanska AB, B Shares	232	5,785
SKF AB, B Shares	220	5,542
Svenska Cellulosa AB SCA, Class B	336	8,359
Svenska Handelsbanken AB, A Shares	288	14,509
Swedbank AB, A Shares	540	14,055
Swedish Match AB	116	3,655
Tele2 AB, B Shares	180	2,113
Telefonaktiebolaget LM Ericsson, B Shares	1,756	22,769
TeliaSonera AB	1,316	8,358
Trelleborg AB, B Shares	140	2,831
Volvo AB, B Shares	876	10,570

Total Sweden		248,824

Switzerland (14.19%)
ABB, Ltd.	1,336	28,658
Actelion, Ltd.	68	8,138
Adecco SA	104	8,182
Aryzta AG	52	4,156
Baloise Holding AG	28	3,642
Barry Callebaut AG	1	1,037
Cie Financiere Richemont SA	300	26,433
Clariant AG	168	3,041
Coca-Cola HBC AG	116	2,081
Credit Suisse Group AG	880	21,480
DKSH Holding AG	20	1,647
Dufry AG(a)	16	2,311
EMS-Chemie Holding AG(a)	4	1,758
Flughafen Zuerich AG	2	1,432
Galenica AG	3	2,602
GAM Holding AG(a)	96	1,873
Geberit AG	20	7,124
Georg Fischer AG	2	1,436
Givaudan SA	4	7,682
Glencore PLC	5,720	26,514
Helvetia Holding AG	4	2,010
Holcim, Ltd.	132	10,184
Julius Baer Group, Ltd.	128	5,909
Kaba Holding AG, Class B	2	1,086
Kuehne + Nagel International AG	32	4,659

Security Description	Shares	Value

Switzerland (continued)
Logitech International SA(a)	88	$1,306
Lonza Group AG	32	3,944
Nestle SA	1,840	143,595
Novartis AG	1,464	149,648
OC Oerlikon Corp. AG	112	1,398
Pargesa Holding SA	16	1,204
Partners Group Holding AG	11	3,378
PSP Swiss Property AG	24	2,492
Roche Holding AG	404	109,671
Schindler Holding AG	24	3,960
SGS SA	3	6,070
Sika AG(a)	1	3,533
Sonova Holding AG	32	4,434
STMicroelectronics NV	380	3,381
Sulzer AG	12	1,459
The Swatch Group AG	18	8,204
Swiss Life Holding AG	16	3,798
Swiss Prime Site AG	36	3,278
Swiss Re AG	200	18,388
Swisscom AG	15	8,599
Syngenta AG	52	18,316
UBS Group AG	2,076	36,474
Zurich Insurance Group AG	86	27,495

Total Switzerland		749,100

United Kingdom (29.72%)
3i Group PLC	560	4,267
AA PLC(a)	300	1,748
Aberdeen Asset Management PLC	564	4,080
Admiral Group PLC	124	2,824
Aggreko PLC	148	3,903
Amec Foster Wheeler PLC	176	2,392
Amlin PLC	292	2,387
Anglo American PLC	812	15,169
Antofagasta PLC	224	2,652
ARM Holdings PLC	812	14,529
Ashmore Group PLC	220	1,040
Ashtead Group PLC	292	5,365
Associated British Foods PLC	208	10,035
AstraZeneca PLC	728	50,234
AVEVA Group PLC	36	886
Aviva PLC	1,700	14,146
Babcock International Group PLC	145	2,261
BAE Systems PLC	1,820	14,948
Balfour Beatty PLC	400	1,549
Barclays PLC	9,476	37,583
Barratt Developments PLC	568	4,520
BBA Aviation PLC	252	1,349
Bellway PLC	72	2,213
Berendsen PLC	100	1,698
Berkeley Group Holdings PLC	76	3,071
BG Group PLC	1,968	29,107
Booker Group PLC	852	2,112
BP PLC	10,515	72,735
British American Tobacco PLC	1,076	62,826
The British Land Co. PLC, REIT	596	7,623
Britvic PLC	144	1,701
BT Group PLC	4,704	33,094
BTG PLC(a)	208	2,436

Security Description	Shares	Value

United Kingdom (continued)
Bunzl PLC	192	$5,620
Burberry Group PLC	256	7,399
Cable & Wireless Communications	1,460	1,314
Capita PLC	388	7,116
Capital & Counties Properties PLC	428	2,673
Carillion PLC	248	1,382
Catlin Group, Ltd.	208	2,198
Centrica PLC	2,940	11,089
Close Brothers Group PLC	80	2,027
CNH Industrial NV	568	4,704
Cobham PLC	656	3,457
Compass Group PLC	972	17,287
Croda International PLC	80	3,371
CSR PLC	100	1,338
Daily Mail & General Trust PLC, Class A	164	2,161
Derwent London PLC, REIT	60	3,103
Diageo PLC	1,448	43,268
Dialog Semiconductor PLC(a)	41	1,814
Direct Line Insurance Group PLC	864	4,367
Dixons Carphone PLC	584	3,972
Drax Group PLC	232	1,481
DS Smith PLC	544	3,084
easyJet PLC	116	3,102
Electrocomponents PLC	252	874
Elementis PLC	268	1,188
Essentra PLC	140	2,200
Experian PLC	596	11,023
Fiat Chrysler Automobiles NV(a)	476	7,345
Firstgroup PLC(a)	696	1,133
Friends Life Group, Ltd.	820	5,204
G4S PLC	896	4,122
Genel Energy PLC(a)	96	865
GKN PLC	960	5,413
GlaxoSmithKline PLC	2,804	66,731
Great Portland Estates PLC, REIT	200	2,472
Greene King PLC	128	1,724
Halma PLC	220	2,420
Hammerson PLC, REIT	452	4,714
Hargreaves Lansdown PLC	144	2,512
Hays PLC	780	1,844
Henderson Group PLC	648	2,618
Hikma Pharmaceuticals PLC	80	3,054
Hiscox, Ltd.	192	2,345
Home Retail Group PLC	468	1,462
Howden Joinery Group PLC	372	2,664
HSBC Holdings PLC	11,024	98,253
Hunting PLC	80	590
ICAP PLC	320	2,648
IG Group Holdings PLC	212	2,393
IMI PLC	164	3,497
Imperial Tobacco Group PLC	552	27,211
Inchcape PLC	244	2,772
Informa PLC	348	2,971
Inmarsat PLC	260	3,516
InterContinental Hotels Group PLC	144	5,891
Intermediate Capital Group PLC	232	1,759
International Consolidated Airlines Group SA(a)	600	5,373

Security Description	Shares	Value

United Kingdom (continued)
International Personal Finance PLC	140	$934
Intertek Group PLC	92	3,593
Intu Properties PLC, REIT	524	2,860
ITV PLC	2,176	7,569
J Sainsbury PLC	816	3,425
John Wood Group PLC	216	2,219
Johnson Matthey PLC	120	6,316
Jupiter Fund Management PLC	264	1,701
Kingfisher PLC(a)	1,368	7,717
Ladbrokes PLC	552	1,012
Lancashire Holdings, Ltd.	108	1,146
Land Securities Group PLC, REIT	464	8,997
Legal & General Group PLC	3,416	14,740
Lloyds Banking Group PLC(a)	30,936	37,731
London Stock Exchange Group PLC	136	5,207
Man Group PLC	1,012	2,994
Marks & Spencer Group PLC	944	7,353
Meggitt PLC	464	3,904
Melrose Industries PLC	575	2,662
Merlin Entertainments PLC	375	2,438
Michael Page International PLC	184	1,426
Micro Focus International PLC	75	1,256
Mitie Group PLC	216	1,009
National Grid PLC	2,224	30,442
Next PLC	88	10,183
Ocado Group PLC(a)	336	1,913
Old Mutual PLC	2,832	9,842
Ophir Energy PLC(a)	308	662
Pearson PLC	472	10,348
Pennon Group PLC	224	2,941
Persimmon PLC	176	4,793
Petrofac, Ltd.	152	2,064
Phoenix Group Holdings	128	1,696
Premier Oil PLC	300	780
Provident Financial PLC	80	3,390
Prudential PLC	1,480	37,232
QinetiQ Group PLC	376	1,159
Reckitt Benckiser Group PLC	380	34,379
Reed Elsevier NV	388	9,639
Reed Elsevier PLC	660	11,392
Rentokil Initial PLC	1,052	2,197
Rexam PLC	408	3,502
Rightmove PLC	60	2,806
Rio Tinto PLC	716	35,284
Rolls-Royce Holdings PLC	1,088	15,940
Rotork PLC	52	1,970
Royal Bank of Scotland Group PLC(a)	1,356	7,687
Royal Mail PLC	296	1,921
RSA Insurance Group PLC	584	3,867
SABMiller PLC	588	33,361
The Sage Group PLC	644	4,817
Schroders PLC	76	3,608
Segro PLC, REIT	428	2,845
Serco Group PLC	316	1,085
Severn Trent PLC	140	4,390
Shaftesbury PLC	160	2,007
Sky PLC	604	9,292
Smith & Nephew PLC	528	9,668
Smiths Group PLC	228	4,066

Security Description	Shares	Value

United Kingdom (continued)
Spectris PLC	72	$2,420
Spirax-Sarco Engineering PLC	44	2,182
Sports Direct International PLC(a)	148	1,577
SSE PLC	564	13,697
St. James’s Place PLC	300	4,391
Stagecoach Group PLC	248	1,294
Standard Chartered PLC	1,168	17,870
Standard Life PLC	1,380	9,072
Subsea 7 SA	152	1,507
TalkTalk Telecom Group PLC	316	1,654
Tate & Lyle PLC	268	2,464
Taylor Wimpey PLC	1,876	4,185
Telecity Group PLC	116	1,657
Tesco PLC	4,684	17,746
Thomas Cook Group PLC(a)	844	1,630
Travis Perkins PLC	144	4,482
Tullow Oil PLC	524	3,133
UBM PLC	144	1,206
Ultra Electronics Holdings PLC	40	1,112
Unilever NV	900	39,178
Unilever PLC	756	33,451
United Utilities Group PLC	392	5,725
Victrex PLC	48	1,401
Vodafone Group PLC	15,292	52,978
The Weir Group PLC	124	3,262
Whitbread PLC	104	8,437
William Hill PLC	504	2,939
WM Morrison Supermarkets PLC(a)	1,348	4,073
Wolseley PLC	152	9,319
WPP PLC	763	18,082
WS Atkins PLC	60	1,265

Total United Kingdom		1,569,377

United States (0.16%)
Carnival PLC	108	4,872
QIAGEN NV(a)	140	3,521

Total United States		8,393

TOTAL COMMON STOCKS (Cost $4,968,762)		5,222,568

CLOSED-END FUNDS (0.04%)
Switzerland (0.04%)
BB Biotech AG	7	2,093

Total Switzerland		2,093

TOTAL CLOSED-END FUNDS (Cost $1,700)		2,093

PREFERRED STOCKS (0.84%)
Germany (0.84%)
Fuchs Petrolub AG	40	1,669
Henkel AG & Co. KGaA	104	12,319
Porsche Automobil Holding SE	88	8,149

Security Description		Shares	Value

Germany (continued)
Volkswagen AG		88	$22,206

Total Germany			44,343

TOTAL PREFERRED STOCKS (Cost $37,064)			44,343

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.09%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	4,883	4,883

TOTAL SHORT TERM INVESTMENTS (Cost $4,883)			4,883

TOTAL INVESTMENTS (99.88%) (Cost $5,012,409)			$5,273,887

NET OTHER ASSETS AND LIABILITIES (0.12%)			6,198

NET ASSETS (100.00%)			$5,280,085

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

AB	-	Aktiebolag is the Swedish equivalent of the term corporation.
AE	-	Anonymous Etairia is a limted by shares company in Greek Law.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
a.s.	-	Akciova Spolecnost is a joint stock company in the Czech Republic.
A/S	-	Aktieselskab is the Danish term for Joint Stock Company.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
KGaA	-	Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	-	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.

SAS	-	Societe par actions simplifiee is the French phrase for a limited liability company.
SC	-	Societa cooperativa is the Italian phrase for a private company.
SCA	-	Societe en commandite par actions is the French phrase for a limited partnership.
SCpA	-	Societa consortile per azioni is the Italian phrase for an Italian consortium joint-stock company.
SE	-	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SGPS	-	Sociedade gestora de participa coes sociais is the Portuguese phrase for a limited liability company.
SpA	-	Societa per Azione.
Scarl	-	Societa cooperativa a responsabilita limitata is the Italian phrase for a limited liability company.

    See Notes to Quarterly Schedule of Investments.

BARRON’S 400SM ETF	SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.35%)
Consumer Discretionary (20.39%)
Advance Auto Parts, Inc.	3,733	$578,354
American Axle & Manufacturing Holdings, Inc.(a)	28,190	702,495
American Public Education, Inc.(a)	17,380	563,112
Bed Bath & Beyond, Inc.(a)	7,837	585,110
Best Buy Co., Inc.	14,606	556,489
BorgWarner, Inc.	8,693	534,272
Brunswick Corp.	11,328	614,431
Buckle, Inc.	10,431	524,679
Buffalo Wild Wings, Inc.(a)	3,561	680,578
Chipotle Mexican Grill, Inc.(a)	786	522,666
Chuy’s Holdings, Inc.(a)	16,232	364,733
Comcast Corp., Class A	8,901	524,670
Dick’s Sporting Goods, Inc.	11,045	597,424
Dollar General Corp.(a)	7,897	573,480
Dollar Tree, Inc.(a)	8,940	712,339
Dorman Products, Inc.(a)	12,798	564,520
Drew Industries, Inc.(a)	10,873	641,398
DSW, Inc., Class A	16,477	621,018
Finish Line, Inc., Class A	16,132	394,911
Five Below, Inc.(a)	11,889	377,297
Foot Locker, Inc.	8,811	494,914
Fossil Group, Inc.(a)	5,106	439,167
Fox Factory Holding Corp.(a)	32,006	476,889
Francesca’s Holdings Corp.(a)	36,009	539,775
GameStop Corp., Class A	11,433	422,678
Gap, Inc.	11,598	482,477
Gentex Corp.	34,286	604,119
Gentherm, Inc.(a)	10,222	474,812
Grand Canyon Education, Inc.(a)	12,008	550,687
H&R Block, Inc.	15,717	536,736
Harley-Davidson, Inc.	8,058	512,247
Hibbett Sports, Inc.(a)	11,630	568,823
Home Depot, Inc.	5,483	629,174
HSN, Inc.	8,413	568,466
Interval Leisure Group, Inc.	23,626	637,902
Las Vegas Sands Corp.	8,014	455,997
Lithia Motors, Inc., Class A	6,119	578,001
Lowe’s Cos., Inc.	9,340	692,001
Macy’s, Inc.	8,331	530,851
McDonald’s Corp.	5,426	536,631
Nautilus, Inc.(a)	40,361	615,909
Nexstar Broadcasting Group, Inc., Class A	11,467	625,296
NIKE, Inc., Class B	6,229	604,961
NVR, Inc.(a)	448	596,736
O’Reilly Automotive, Inc.(a)	3,236	673,509
Outerwall, Inc.	8,414	542,871
Overstock.com, Inc.(a)	27,806	631,752
Oxford Industries, Inc.	7,727	425,217
Panera Bread Co., Class A(a)	3,179	513,186
PetSmart, Inc.	7,062	585,510
Polaris Industries, Inc.	3,419	524,235

Security Description	Shares	Value

Consumer Discretionary (continued)
Pool Corp.	9,108	$630,000
Priceline Group, Inc.(a)	398	492,517
PulteGroup, Inc.	25,982	586,154
Ross Stores, Inc.	6,660	704,695
Sinclair Broadcast Group, Inc., Class A	18,547	509,301
Six Flags Entertainment Corp.	14,697	665,627
Skechers U.S.A., Inc., Class A(a)	8,582	584,778
Smith & Wesson Holding Corp.(a)	50,389	681,763
Standard Pacific Corp.(a)	61,950	541,443
Steven Madden Ltd.(a)	14,867	542,794
Strattec Security Corp.	5,942	404,115
Sturm Ruger & Co., Inc.	9,863	512,482
Tenneco, Inc.(a)	8,800	512,512
Time Warner Cable, Inc.	3,227	497,119
TJX Cos, Inc.	8,438	579,184
Tractor Supply Co.	8,276	729,281
Tumi Holdings, Inc.(a)	24,812	580,353
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,255	598,934
Under Armour, Inc., Class A(a)	7,272	560,017
Vera Bradley, Inc.(a)	21,375	427,286
Walt Disney Co.	5,550	577,644
William Lyon Homes, Class A(a)	20,142	457,022
Williams-Sonoma, Inc.	7,374	593,238
Winnebago Industries, Inc.	20,219	469,283
Wyndham Worldwide Corp.	6,196	566,810
Wynn Resorts Ltd.	2,617	372,923
Zumiez, Inc.(a)	16,990	659,552

Total Consumer Discretionary		43,342,332

Consumer Staples (6.17%)
Boston Beer Co., Inc., Class A(a)	2,235	598,086
Brown-Forman Corp., Class B	5,507	504,937
Cal-Maine Foods, Inc.	11,383	428,342
Coca-Cola Enterprises, Inc.	11,045	510,279
Constellation Brands, Inc., Class A(a)	5,798	665,146
CVS Health Corp.	6,143	638,073
Dr. Pepper Snapple Group, Inc.	7,979	628,665
Estee Lauder Cos., Inc., Class A	6,804	562,487
Hain Celestial Group, Inc.(a)	9,852	616,045
Hershey Co.	5,426	563,110
Keurig Green Mountain, Inc.	3,692	471,025
Kroger Co.	9,638	685,744
Mead Johnson Nutrition Co.	5,180	542,657
Monster Beverage Corp.(a)	5,556	784,063
Nu Skin Enterprises, Inc., Class A	11,615	629,301
Omega Protein Corp.(a)	34,585	369,368
PepsiCo, Inc.	5,442	538,649
Pilgrim’s Pride Corp.	16,076	440,965
Reynolds American, Inc.	8,832	667,876
Sanderson Farms, Inc.	5,660	482,289
Tyson Foods, Inc., Class A	13,159	543,598
USANA Health Sciences, Inc.(a)	6,971	697,170
Wal-Mart Stores, Inc.	6,571	551,504

Total Consumer Staples		13,119,379

Security Description	Shares	Value

Energy (5.64%)
Abraxas Petroleum Corp.(a)	86,845	$264,877
Approach Resources, Inc.(a)	31,476	243,309
Atwood Oceanics, Inc.	11,545	358,010
Cabot Oil & Gas Corp.	15,028	435,812
Callon Petroleum Co.(a)	53,359	390,588
Cimarex Energy Co.	3,727	408,777
Diamondback Energy, Inc.(a)	6,450	459,304
Dril-Quip, Inc.(a)	5,471	397,523
EOG Resources, Inc.	4,828	433,168
FMC Technologies, Inc.(a)	9,017	360,049
Geospace Technologies Corp.(a)	12,252	228,255
Green Plains, Inc.	12,923	300,460
Halliburton Co.	7,643	328,190
Helix Energy Solutions Group, Inc.(a)	20,061	309,742
Matador Resources Co.(a)	19,126	414,269
Oasis Petroleum, Inc.(a)	11,032	158,089
Oceaneering International, Inc.	7,702	419,990
Pacific Ethanol, Inc.(a)	30,171	276,970
Panhandle Oil and Gas, Inc., Class A	16,155	326,493
Parker Drilling Co.(a)	92,366	285,411
PetroQuest Energy, Inc.(a)	85,404	249,380
Range Resources Corp.	6,881	340,885
REX American Resources Corp.(a)	5,865	318,821
Ring Energy, Inc.(a)	33,741	320,539
Rosetta Resources, Inc.(a)	10,835	192,105
RPC, Inc.	23,875	320,880
SandRidge Permian Trust, Royalty Trust	46,868	344,480
SM Energy Co.	5,784	280,640
Southwestern Energy Co.(a)	13,489	338,304
Targa Resources Corp.	3,556	354,106
Triangle Petroleum Corp.(a)	43,253	214,535
US Silica Holdings, Inc.	7,058	228,750
VAALCO Energy, Inc.(a)	54,217	262,410
Valero Energy Corp.	10,440	644,044
Vantage Drilling Co.(a)	309,204	114,405
Warren Resources, Inc.(a)	86,810	105,040
Western Refining, Inc.	11,635	548,009

Total Energy		11,976,619

Financials (18.80%)
Affiliated Managers Group, Inc.(a)	2,409	521,356
American Express Co.	5,690	464,247
AMERISAFE, Inc.	13,157	546,542
AmTrust Financial Services, Inc.	12,634	680,973
Apollo Commercial Real Estate Finance, Inc.	30,852	527,261
Apollo Investment Corp.	59,394	462,679
Arch Capital Group Ltd.(a)	9,344	552,791
Aspen Insurance Holdings Ltd.	11,807	541,351
Assurant, Inc.	7,723	473,188
Axis Capital Holdings Ltd.	10,521	545,304
Banner Corp.	12,997	567,449
Berkshire Hathaway, Inc., Class B(a)	3,588	528,907
BofI Holding, Inc.(a)	6,691	591,484
CBOE Holdings, Inc.	9,080	545,072

Security Description	Shares	Value

Financials (continued)
CBRE Group, Inc., Class A(a)	16,730	$573,170
Chemical Financial Corp.	18,185	548,823
City National Corp.	6,457	583,519
Cohen & Steers, Inc.	12,315	513,166
Columbia Banking System, Inc.	19,601	552,356
Credit Acceptance Corp.(a)	4,021	737,049
Discover Financial Services	7,835	477,778
Eagle Bancorp, Inc.(a)	15,282	567,726
East West Bancorp, Inc.	14,510	579,675
Eaton Vance Corp.	12,974	546,205
Employers Holdings, Inc.	25,653	605,154
Encore Capital Group, Inc.(a)	11,206	447,904
Enstar Group Ltd.(a)	3,656	508,550
Erie Indemnity Co., Class A	6,550	569,261
Evercore Partners, Inc., Class A	10,087	516,757
Everest Re Group Ltd.	3,111	551,985
Federated National Holding Co.	20,727	599,632
First Cash Financial Services, Inc.(a)	9,009	433,693
First Midwest Bancorp, Inc.	29,971	512,504
Forestar Group, Inc.(a)	27,035	388,763
Franklin Resources, Inc.	9,008	484,901
Hanover Insurance Group, Inc.	8,151	572,526
HCI Group, Inc.	12,836	607,400
Home BancShares, Inc.	16,299	515,863
Home Loan Servicing Solutions Ltd.	22,582	415,735
Huntington Bancshares, Inc.	50,229	549,505
Jones Lang LaSalle, Inc.	3,858	622,103
MarketAxess Holdings, Inc.	8,536	679,380
Marsh & McLennan Cos., Inc.	9,494	540,114
McGraw Hill Financial, Inc.	5,865	604,682
Medley Capital Corp.	41,057	388,399
Montpelier Re Holdings Ltd.	15,701	565,864
Moody’s Corp.	5,260	509,904
Navigators Group, Inc.(a)	8,074	603,209
New Mountain Finance Corp.	34,079	507,436
New Residential Investment Corp.	40,450	611,200
OFG Bancorp	31,325	546,621
Oritani Financial Corp.	35,375	506,216
PartnerRe Ltd.	4,495	514,678
Piper Jaffray Cos.(a)	8,997	492,586
PNC Financial Services Group, Inc.	5,822	535,391
PRA Group, Inc.(a)	9,142	457,923
Prosperity Bancshares, Inc.	8,439	436,550
SEI Investments Co.	13,462	579,405
SLM Corp.	56,760	537,517
South State Corp.	8,502	574,140
Southside Bancshares, Inc.	15,547	446,354
St Joe Co.(a)	23,875	405,636
T Rowe Price Group, Inc.	6,369	526,079
TPG Specialty Lending, Inc.	30,248	560,798
Triangle Capital Corp.	19,120	452,570
Universal Insurance Holdings, Inc.	38,584	960,742
Virtus Investment Partners, Inc.	2,763	364,633
Waddell & Reed Financial, Inc., Class A	9,366	463,242
Wells Fargo & Co.	9,598	525,874
Wintrust Financial Corp.	10,614	499,813
WisdomTree Investments, Inc.	42,421	792,849
World Acceptance Corp.(a)	6,951	570,747

Security Description	Shares	Value

Financials (continued)
WR Berkley Corp.	10,530	$525,552
WSFS Financial Corp.	6,881	534,929

Total Financials		39,951,340

Health Care (9.74%)
Air Methods Corp.(a)	9,067	480,460
Alexion Pharmaceuticals, Inc.(a)	3,148	567,805
Align Technology, Inc.(a)	9,341	535,706
Allergan, Inc.	2,999	697,987
Amgen, Inc.	3,561	561,641
Anika Therapeutics, Inc.(a)	12,154	485,188
Biogen Idec, Inc.(a)	1,493	611,518
Cambrex Corp.(a)	22,838	782,201
Centene Corp.(a)	12,546	771,077
Cerner Corp.(a)	8,576	617,987
Charles River Laboratories International, Inc.(a)	8,326	638,354
Cigna Corp.	5,353	651,085
Computer Programs & Systems, Inc.	8,392	441,419
CR Bard, Inc.	3,493	590,806
Cyberonics, Inc.(a)	9,505	651,092
Cynosure, Inc., Class A(a)	22,174	674,533
Depomed, Inc.(a)	33,734	740,461
Edwards Lifesciences Corp.(a)	4,913	653,527
Enanta Pharmaceuticals, Inc.(a)	12,569	450,222
Endocyte, Inc.(a)	62,116	360,273
Gilead Sciences, Inc.(a)	4,850	502,121
Globus Medical, Inc., Class A(a)	25,553	620,427
HCA Holdings, Inc.(a)	7,042	503,785
Insys Therapeutics, Inc.(a)	14,862	892,612
Johnson & Johnson	4,748	486,717
Lannett Co., Inc.(a)	12,451	776,942
Mettler-Toledo International, Inc.(a)	1,921	603,521
Myriad Genetics, Inc.(a)	13,270	452,109
PAREXEL International Corp.(a)	8,164	526,251
PDL BioPharma, Inc.	59,808	417,460
Regeneron Pharmaceuticals, Inc.(a)	1,394	576,893
ResMed, Inc.	9,782	629,570
Team Health Holdings, Inc.(a)	8,462	501,543
United Therapeutics Corp.(a)	3,910	606,246
UnitedHealth Group, Inc.	5,656	642,691

Total Health Care		20,702,230

Industrials (14.48%)
3M Co.	3,494	589,263
Air Lease Corp.	14,192	542,702
Alaska Air Group, Inc.	10,943	696,522
Allegiant Travel Co.	4,003	735,031
AMERCO	1,891	618,017
American Railcar Industries, Inc.	6,522	366,275
AMETEK, Inc.	9,775	519,443
Argan, Inc.	13,617	441,599
Astronics Corp.(a)	9,097	632,787
Barrett Business Services, Inc.	9,891	368,440
Boeing Co.	4,002	603,702
Crane Co.	7,389	493,807

Security Description	Shares	Value

Industrials (continued)
Deere & Co.	6,007	$544,234
Delta Air Lines, Inc.	13,007	579,072
Deluxe Corp.	8,676	577,388
DXP Enterprises, Inc.(a)	6,316	289,273
Emerson Electric Co.	7,816	452,703
Fastenal Co.	11,045	458,920
Generac Holdings, Inc.(a)	11,888	585,960
Graco, Inc.	6,761	512,349
Greenbrier Cos., Inc.	6,781	398,519
H&E Equipment Services, Inc.	12,554	307,322
Hawaiian Holdings, Inc.(a)	33,371	617,697
Heartland Express, Inc.	20,672	520,314
Honeywell International, Inc.	5,258	540,417
Huntington Ingalls Industries, Inc.	4,668	659,728
Huron Consulting Group, Inc.(a)	7,897	526,335
JB Hunt Transport Services, Inc.	6,834	584,307
Kansas City Southern	4,164	482,358
Landstar System, Inc.	6,953	488,240
Lennox International, Inc.	6,137	639,844
Lincoln Electric Holdings, Inc.	6,864	473,891
Lydall, Inc.(a)	17,148	546,335
ManpowerGroup, Inc.	6,711	539,967
Middleby Corp.(a)	5,553	592,005
Old Dominion Freight Line, Inc.(a)	7,025	548,793
Orbital ATK, Inc.	3,733	247,423
Pall Corp.	6,001	604,961
Patrick Industries, Inc.(a)	11,993	662,613
PGT, Inc.(a)	48,015	488,313
Primoris Services Corp.	16,994	350,926
Proto Labs, Inc.(a)	6,652	472,824
RBC Bearings, Inc.	8,405	521,530
Robert Half International, Inc.	9,980	618,361
Rollins, Inc.	16,782	562,868
RR Donnelley & Sons Co.	29,143	555,757
Snap-on, Inc.	4,047	595,840
Southwest Airlines Co.	14,698	635,542
Spirit Airlines, Inc.(a)	7,253	564,138
Stanley Black & Decker, Inc.	5,515	542,345
Sun Hydraulics Corp.	12,988	502,636
Toro Co.	8,577	580,234
Trex Co., Inc(a)	13,590	684,256
Trinity Industries, Inc.	10,427	350,556
Union Pacific Corp.	4,632	557,044
United Rentals, Inc.(a)	4,287	398,948
WABCO Holdings, Inc.(a)	5,402	631,116
Wabtec Corp.	6,097	578,544

Total Industrials		30,780,334

Information Technology (17.89%)
Advanced Energy Industries, Inc.(a)	26,669	709,929
Akamai Technologies, Inc.(a)	8,104	563,309
Alliance Data Systems Corp.(a)	1,985	552,842
Ambarella, Inc.(a)	13,415	769,887
Apple, Inc.	4,969	638,318
Applied Materials, Inc.	22,549	564,852
Aspen Technology, Inc.(a)	12,937	499,433
Blackhawk Network Holdings, Inc.(a)	17,833	660,534

Security Description	Shares	Value

Information Technology (continued)
Broadridge Financial Solutions, Inc.	11,893	$633,064
Cisco Systems, Inc.	20,105	593,299
Cognex Corp.(a)	11,728	524,124
Cognizant Technology Solutions Corp., Class A(a)	11,220	701,082
CommVault Systems, Inc.(a)	9,505	458,806
Daktronics, Inc.	38,406	392,893
DST Systems, Inc.	5,709	606,810
DTS, Inc.(a)	21,489	633,281
EMC Corp.	17,163	496,697
EnerNOC, Inc.(a)	26,003	350,781
EPAM Systems, Inc.(a)	12,772	787,777
F5 Networks, Inc.(a)	3,978	469,862
Fabrinet(a)	32,861	589,855
Facebook, Inc., Class A(a)	6,611	522,071
FARO Technologies, Inc.(a)	9,251	554,783
Fiserv, Inc.(a)	7,694	600,671
FleetCor Technologies, Inc.(a)	3,496	536,391
Gartner, Inc.(a)	6,704	557,169
Google, Inc., Class A(a)	893	502,429
Google, Inc., Class C(a)	893	498,651
Integrated Device Technology, Inc.(a)	30,654	632,699
Intel Corp.	14,393	478,567
InterDigital, Inc.	12,222	646,177
International Business Machines Corp.	2,649	428,979
IPG Photonics Corp.(a)	7,466	715,989
Jack Henry & Associates, Inc.	8,793	575,942
Lam Research Corp.	6,711	553,389
Linear Technology Corp.	11,120	535,817
Lionbridge Technologies, Inc.(a)	116,245	654,459
Manhattan Associates, Inc.(a)	15,620	778,657
Mastercard, Inc., Class A	6,648	599,184
MAXIMUS, Inc.	12,225	724,087
Methode Electronics, Inc.	12,452	484,258
Microchip Technology, Inc.	10,444	535,464
Micron Technology, Inc.(a)	15,741	482,777
Microsoft Corp.	10,879	477,044
MTS Systems Corp.	7,516	544,534
NCR Corp.(a)	14,618	429,915
NetScout Systems, Inc.(a)	10,940	441,101
NeuStar, Inc., Class A(a)	19,114	506,903
NIC, Inc.	27,744	485,520
NVIDIA Corp.	26,315	580,509
OSI Systems, Inc.(a)	7,755	562,005
Paychex, Inc.	11,901	593,086
Pegasystems, Inc.	23,999	474,940
PTC, Inc.(a)	13,216	458,001
QUALCOMM, Inc.	6,640	481,466
Skyworks Solutions, Inc.	8,993	789,136
SolarWinds, Inc.(a)	11,546	585,729
Stamps.com, Inc.(a)	16,019	898,025
Synchronoss Technologies, Inc.(a)	11,636	515,009
Syntel, Inc.(a)	11,430	564,642
Take-Two Interactive Software, Inc.(a)	22,059	584,343
Texas Instruments, Inc.	10,444	614,107
Tyler Technologies, Inc.(a)	5,688	678,977

Security Description	Shares	Value

Information Technology (continued)
Ubiquiti Networks, Inc.	11,341	$358,829
Universal Display Corp.(a)	14,028	482,423
Virtusa Corp.(a)	14,443	568,477
Western Digital Corp.	5,180	554,156

Total Information Technology		38,024,922

Materials (3.48%)
Celanese Corp., Series A	8,263	471,900
Eastman Chemical Co.	6,022	448,398
Ferro Corp.(a)	37,556	478,839
FutureFuel Corp.	40,067	492,824
Innospec, Inc.	13,013	574,784
KapStone Paper and Packaging Corp.	16,892	582,098
Neenah Paper, Inc.	8,861	535,382
NewMarket Corp.	1,230	579,453
Packaging Corp. of America	7,705	638,436
Praxair, Inc.	3,800	486,020
RPM International, Inc.	10,694	540,582
Sherwin-Williams Co.	2,327	663,660
Valspar Corp.	6,304	546,242
Westlake Chemical Corp.	5,366	358,234

Total Materials		7,396,852

Telecommunication Services (0.51%)
Inteliquent, Inc.	39,422	581,475
Verizon Communications, Inc.	10,118	500,335

Total Telecommunication Services		1,081,810

Utilities (0.25%)
ITC Holdings Corp.	13,760	532,925

Total Utilities		532,925

TOTAL COMMON STOCKS
(Cost $189,879,928)		206,908,743

LIMITED PARTNERSHIPS (1.92%)
Energy (1.00%)
Alliance Holdings GP LP	7,066	371,319
Alliance Resource Partners LP	10,462	413,772
Golar LNG Partners LP	13,375	349,221
Magellan Midstream Partners LP	5,975	491,144
Spectra Energy Partners LP	9,603	512,224

Total Energy		2,137,680

Financials (0.78%)
Blackstone Group LP	15,463	579,244
Fortress Investment Group LLC, Class A	70,544	567,174
KKR & Co., LP	22,244	508,275

Total Financials		1,654,693

Security Description		Shares	Value

Materials (0.14%)
Hi-Crush Partners LP		7,974	$290,174

Total Materials			290,174

TOTAL LIMITED PARTNERSHIPS (Cost $4,334,954)			4,082,547

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.68%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (b)	1,447,452	1,447,452

TOTAL SHORT TERM INVESTMENTS (Cost $1,447,452)			1,447,452

TOTAL INVESTMENTS (99.95%) (Cost $195,662,334)			$212,438,742

NET OTHER ASSETS AND LIABILITIES (0.05%)			107,168

NET ASSETS (100.00%)			$212,545,910

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.70%)
Australia (7.93%)
Dexus Property Group	114,625	$707,589
Goodman Group	194,740	949,543
The GPT Group	214,584	788,080
Mirvac Group	462,327	751,428
Scentre Group, Ltd.	670,178	2,021,400
Stockland	291,890	1,069,712
Westfield Corp.	240,576	1,844,150

Total Australia		8,131,902

Brazil (0.34%)
BR Malls Participacoes SA	58,300	347,284

Canada (1.42%)
Boardwalk Real Estate Investment Trust	5,035	238,640
Dream Office Real Estate Investment Trust	13,539	296,859
RioCan Real Estate Investment Trust	39,154	916,757

Total Canada		1,452,256

China (1.49%)
China Overseas Land & Investment, Ltd.	501,000	1,527,715

France (5.31%)
Gecina SA	4,496	590,917
Klepierre	26,969	1,318,542
Unibail-Rodamco SE	12,266	3,535,867

Total France		5,445,326

Germany (2.09%)
Deutsche Annington Immobilien SE	21,766	839,711
Deutsche EuroShop AG	5,635	287,703
Deutsche Wohnen AG	36,859	1,016,116

Total Germany		2,143,530

Hong Kong (8.59%)
Hang Lung Properties, Ltd.	286,000	811,264
Hongkong Land Holdings, Ltd.	148,700	1,122,685
The Link REIT	286,664	1,829,581
Sun Hung Kai Properties, Ltd.	208,000	3,261,146
Swire Properties, Ltd.	132,200	438,917
The Wharf Holdings, Ltd.	185,700	1,353,998

Total Hong Kong		8,817,591

Japan (11.78%)
Japan Real Estate Investment Corp.	159	792,176
Japan Retail Fund Investment Corp.	301	645,404
Mitsubishi Estate Co., Ltd.	174,000	4,063,273
Mitsui Fudosan Co., Ltd.	124,000	3,406,696
Nippon Building Fund, Inc.	175	877,743
Nomura Real Estate Holdings, Inc.	15,700	277,186
Sumitomo Realty & Development Co., Ltd.	59,000	2,027,578

Total Japan		12,090,056

Security Description	Shares	Value

Netherlands (0.28%)
Wereldhave N.V.	4,190	$288,079

Singapore (2.94%)
Ascendas Real Estate Investment Trust	258,666	468,801
CapitaLand, Ltd.	327,600	862,959
CapitaMall Trust	325,247	503,556
City Developments, Ltd.	58,600	439,871
Global Logistic Properties, Ltd.	391,400	743,828

Total Singapore		3,019,015

Sweden (0.36%)
Castellum AB	21,794	373,298

Switzerland (0.49%)
PSP Swiss Property AG	4,797	498,141

United Kingdom (6.90%)
The British Land Co. Plc	128,776	1,647,151
Derwent London Plc	13,484	697,380
Great Portland Estates Plc	43,179	533,630
Hammerson Plc	98,189	1,023,986
Intu Properties Plc	119,538	652,381
Land Securities Group Plc	98,197	1,904,118
Segro Plc	93,987	624,665

Total United Kingdom		7,083,311

United States (49.78%)
Alexandria Real Estate Equities, Inc.	8,960	859,354
American Campus Communities, Inc.	13,237	546,291
AvalonBay Communities, Inc.	16,529	2,782,492
Boston Properties, Inc.	19,207	2,639,234
Camden Property Trust	10,814	787,151
Digital Realty Trust, Inc.	17,000	1,128,460
Douglas Emmett, Inc.	17,091	493,417
Equity Residential	45,547	3,508,485
Essex Property Trust, Inc.	8,019	1,783,666
Federal Realty Investment Trust	8,479	1,204,272
General Growth Properties, Inc.	78,589	2,279,867
HCP, Inc.	57,777	2,447,434
Health Care REIT, Inc.	41,021	3,163,129
Highwoods Properties, Inc.	11,241	512,702
Host Hotels & Resorts, Inc.	95,171	1,998,591
Kilroy Realty Corp.	10,410	770,028
Kimco Realty Corp.	51,607	1,356,232
The Macerich Co.	17,595	1,471,822
ProLogis, Inc.	62,659	2,676,166
Public Storage	18,232	3,595,715
Realty Income Corp.	27,876	1,395,472
Regency Centers Corp.	11,597	761,111
Simon Property Group, Inc.	21,226	4,040,581
SL Green Realty Corp.	12,031	1,527,095
Tanger Factory Outlet Centers, Inc.	12,144	430,505
UDR, Inc.	31,666	1,011,412
Ventas, Inc.	40,090	2,985,502
Vornado Realty Trust	21,890	2,408,776

Security Description	Shares	Value

United States (continued)
Weingarten Realty Investors	14,153	$512,622

Total United States		51,077,584

TOTAL COMMON STOCKS
(Cost $84,475,402)		102,295,088

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.07%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	67,996	67,996

TOTAL SHORT TERM INVESTMENTS (Cost $67,996)			67,996

TOTAL INVESTMENTS (99.77%)
(Cost $84,543,398)			$102,363,084

NET OTHER ASSETS AND LIABILITIES (0.23%)			238,356

NET ASSETS (100.00%)			$102,601,440

(a)	Less than 0.0005%.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SE -	SE Regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Quarterly Schedule of Investments.

GLOBAL COMMODITY EQUITY ETF	SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.39%)
Australia (3.75%)
BHP Billiton PLC	32,484	$810,683
Fortescue Metals Group, Ltd.	21,241	41,329
GrainCorp, Ltd., Class A	9,236	71,232
Incitec Pivot, Ltd.	91,465	290,887
Newcrest Mining, Ltd.*	28,444	319,835
Woodside Petroleum, Ltd.	4,578	125,848

Total Australia		1,659,814

Brazil (1.22%)
Petroleo Brasileiro SA, Sponsored ADR	24,146	160,088
Vale SA, Sponsored ADR	51,040	378,717

Total Brazil		538,805

Canada (14.00%)
Agnico-Eagle Mines, Ltd.	7,799	250,609
Agrium, Inc.	7,980	921,648
Alamos Gold, Inc.	4,456	26,948
B2Gold Corp.*	32,891	55,516
Barrick Gold Corp.	43,197	561,862
Cameco Corp.	6,296	97,202
Canadian Natural Resources, Ltd.	6,921	201,302
Detour Gold Corp.*	5,484	53,037
Eldorado Gold Corp.	26,412	152,332
EnCana Corp.	4,809	62,666
First Quantum Minerals, Ltd.	9,346	118,498
Goldcorp, Inc.	30,052	661,812
IAMGOLD Corp.*	13,084	32,027
Kinross Gold Corp.*	42,465	119,572
New Gold, Inc.*	17,162	65,759
Pan American Silver Corp.	5,197	50,137
Potash Corp. of Saskatchewan, Inc.	45,826	1,644,105
Silver Wheaton Corp.	13,570	293,088
Suncor Energy, Inc.	9,412	282,563
Teck Resources, Ltd., Class B	7,367	118,334
TransCanada Corp.	4,641	203,408
Turquoise Hill Resources, Ltd.*	25,821	80,762
Yamana Gold, Inc.	32,645	138,665

Total Canada		6,191,852

Chile (0.34%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,917	152,067

Total Chile		152,067

China (1.60%)
China Agri-Industries Holdings, Ltd.	116,000	46,664
China BlueChemical, Ltd., Class H	96,000	38,619
China Modern Dairy Holdings, Ltd.*	105,288	38,147

Security Description	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	150,137	$125,827
China Shenhua Energy Co., Ltd., Class H	21,216	55,531
CNOOC, Ltd.	100,987	145,052
Jiangxi Copper Co., Ltd., Class H	19,000	32,435
PetroChina Co., Ltd., Class H	136,119	157,956
Zijin Mining Group Co., Ltd., Class H	223,000	66,131

Total China		706,362

France (1.64%)
TOTAL SA	13,467	726,909

Total France		726,909

Germany (1.08%)
K+S AG	9,271	299,050
ThyssenKrupp AG	6,686	177,995

Total Germany		477,045

Israel (0.62%)
Israel Chemicals, Ltd.	28,159	196,872
The Israel Corp., Ltd.	223	75,855

Total Israel		272,727

Italy (0.67%)
Eni SpA	15,871	296,243

Total Italy		296,243

Japan (1.90%)
Hitachi Metals, Ltd.	4,000	64,435
JFE Holdings, Inc.	7,600	189,801
Kobe Steel, Ltd.	52,000	102,587
Nippon Steel & Sumitomo Metal Corp.	128,000	340,049
Sumitomo Metal Mining Co., Ltd.	9,000	142,082

Total Japan		838,954

Jersey (0.62%)
Randgold Resources, Ltd.	3,411	272,783

Total Jersey		272,783

Luxembourg (0.38%)
ArcelorMittal	15,198	166,161

Total Luxembourg		166,161

Malaysia (0.84%)
IOI Corp. BHD	112,800	147,416
Kuala Lumpur Kepong BHD	23,020	144,993
PPB Group BHD	19,400	78,483

Total Malaysia		370,892

Mexico (0.63%)
Grupo Mexico SAB de CV, Series B	59,784	181,985
Industrias Penoles SAB de CV	4,579	97,301

Total Mexico		279,286

Security Description	Shares	Value

Netherlands (2.25%)
Nutreco Holding NV	3,259	$164,825
Royal Dutch Shell PLC, Class A	25,372	830,761

Total Netherlands		995,586

Norway (1.36%)
Norsk Hydro ASA	17,925	102,414
Yara International ASA	9,053	498,349

Total Norway		600,763

Peru (0.21%)
Companhia de Minas Buenaventura SA, ADR	8,093	93,717

Total Peru		93,717

Poland (0.16%)
KGHM Polska Miedz SA	2,207	72,041

Total Poland		72,041

Russia (4.63%)
Gazprom OAO, Sponsored ADR	76,923	383,846
LUKOIL OAO, Sponsored ADR	5,266	254,875
MMC Norilsk Nickel JSC, ADR	25,139	454,513
NovaTek OAO, Sponsored GDR(a)	1,980	166,023
Phosagro OAO, GDR(a)	21,596	244,035
Polymetal International PLC	6,715	58,988
Severstal OAO, GDR(a)	2,382	26,845
Uralkali, GDR(a)	32,617	457,290

Total Russia		2,046,415

Singapore (0.83%)
Golden Agri-Resources, Ltd.	355,600	105,674
Olam International, Ltd.	27,400	40,210
Wilmar International, Ltd.	92,600	220,145

Total Singapore		366,029

South Africa (1.22%)
Anglo American Platinum, Ltd.*	1,339	42,632
AngloGold Ashanti, Ltd., Sponsored ADR*	12,026	135,533
Gold Fields, Ltd.	22,154	103,037
Impala Platinum Holdings, Ltd.*	15,466	95,064
Kumba Iron Ore, Ltd.	437	8,578
Sasol, Ltd.	2,690	97,699
Sibayne Gold, Ltd.	21,966	58,010

Total South Africa		540,553

South Korea (0.75%)
Hyundai Steel Co.	900	54,940
POSCO	1,138	277,359

Total South Korea		332,299

Security Description	Shares	Value

Spain (0.32%)
Repsol YPF SA	7,395	$142,956

Total Spain		142,956

Switzerland (4.78%)
Glencore International PLC	63,739	295,457
Syngenta AG	5,156	1,816,106

Total Switzerland		2,111,563

Taiwan (0.45%)
China Steel Corp.	160,790	133,629
Taiwan Fertilizer Co., Ltd.	38,400	66,639

Total Taiwan		200,268

United Kingdom (6.52%)
Anglo American PLC	18,932	353,662
Antofagasta PLC	5,123	60,663
BG Group PLC	21,012	310,770
BP PLC	118,404	819,028
CNH Industrial NV	52,526	436,491
Lonmin PLC*	15,185	36,853
Rio Tinto PLC	17,535	864,121

Total United Kingdom		2,881,588

United States (46.62%)
AGCO Corp.	4,398	218,757
Alcoa, Inc.	18,693	276,469
Allegheny Technologies, Inc.	1,716	57,761
Anadarko Petroleum Corp.	3,219	271,136
The Andersons, Inc.	1,473	65,210
Apache Corp.	2,385	157,028
Archer-Daniels-Midland Co.	35,042	1,677,811
Baker Hughes, Inc.	2,826	176,653
Bunge, Ltd.	7,680	628,070
Cabot Oil & Gas Corp.	2,648	76,792
Cameron International Corp.*	1,123	52,871
CF Industries Holdings, Inc.	2,764	846,420
Cheniere Energy, Inc.*	1,418	114,333
Chesapeake Energy Corp.	3,763	62,767
Chevron Corp.	12,252	1,307,043
Cliffs Natural Resources, Inc.	2,012	13,762
ConocoPhillips	7,953	518,536
Continental Resources, Inc.*	523	23,268
Deere & Co.	19,873	1,800,494
Devon Energy Corp.	2,524	155,453
Ensco PLC, Class A	1,545	37,806
EOG Resources, Inc.	3,504	314,379
EQT Corp.	954	76,139
Exxon Mobil Corp.	27,328	2,419,621
Freeport-McMoRan, Inc.	16,275	352,028
Halliburton Co.	5,157	221,442
Hecla Mining Co.	11,748	39,003
Hess Corp.	1,738	130,489
Ingredion, Inc.	3,953	324,976
Intrepid Potash, Inc.*	3,415	48,220
Kinder Morgan, Inc.	11,354	465,628

Security Description		Shares	Value

United States (continued)
Marathon Oil Corp.		4,406	$122,751
Monsanto Co.		26,789	3,226,199
The Mosaic Co.		17,511	932,636
National Oilwell Varco, Inc.		2,807	152,560
Newmont Mining Corp.		18,496	487,000
Noble Energy, Inc.		2,276	107,495
Nucor Corp.		4,998	235,056
Occidental Petroleum Corp.		4,964	386,596
Pioneer Natural Resources Co.		894	136,353
Reliance Steel & Aluminum Co.		1,219	69,495
Royal Gold, Inc.		2,329	167,921
Schlumberger, Ltd.		8,360	703,578
Seaboard Corp.*		12	48,120
Southern Copper Corp.		1,988	59,183
Southwestern Energy Co.*		2,221	55,703
Spectra Energy Corp.		4,364	154,878
Steel Dynamics, Inc.		3,606	65,701
Stillwater Mining Co.*		4,431	64,250
Transocean, Ltd.		1,963	31,663
United States Steel Corp.		2,307	55,253
Valero Energy Corp.		3,369	207,834
The Williams Co., Inc.		4,401	215,825

Total United States			20,616,415

TOTAL COMMON STOCKS
(Cost $53,592,025)			43,950,093

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.36%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	159,037	159,037

TOTAL SHORT TERM INVESTMENTS
(Cost $159,037)			159,037

TOTAL INVESTMENTS (99.75%)
(Cost $53,751,062)			$44,109,130

NET OTHER ASSETS AND LIABILITIES (0.25%)			112,691

NET ASSETS (100.00%)			$44,221,821

*	Non-income producing security.
(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of February 28, 2015, the aggregate market values of these securities were $894,193, representing 2.02% of the Fund’s net assets.

(b)	Less than 0.0005%.

Common Abbreviations:
ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	-	Berhad (equivalent to Public Limited Company in Malaysia).
GDR	-	Global Depository Receipt.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
PLC	-	Public Limited Company
SA	-	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV	-	A variable capital company.
SpA	-	Societa Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF(a)	SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (85.23%)
Equity Fund (85.23%)
iShares® Core S&P 500® ETF	57,671	$12,238,363
SPDR® S&P 500® ETF	58,095	12,238,293
Vanguard® S&P 500® ETF	63,346	12,238,447

Total United States		36,715,103

TOTAL EXCHANGE TRADED FUNDS
(Cost $33,150,374)		36,715,103

TOTAL INVESTMENTS (85.23%)
(Cost $33,150,374)		$36,715,103

NET OTHER ASSETS AND LIABILITIES (14.77%)(b)		6,361,420

NET ASSETS (100.00%)		$43,076,523

(a)	Effective January 23, 2015, the VelocityShares Tail Risk Hedged Large Cap ETF changed its name to the Janus Velocity Tail Risk Hedged Large Cap ETF.
(b)	Includes cash, in the amount of $1,920,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Reference Obligation	Swap Counterparty	Rate Received by the Fund	Termination Date	Notional Amount	Unrealized Depreciation
S&P 500® VIX® Futures Tail Risk Index- Short Term:
	BNP Paribas	1.970%	09/02/2015	$2,696,634	$(770,009)
	BNP Paribas	1.970%	10/02/2015	331,160	(86,102)
	BNP Paribas	1.970%	11/03/2015	85,000	(21,122)
	BNP Paribas	1.970%	12/02/2015	98,912	(23,318)
	BNP Paribas	1.970%	01/05/2016	938,152	(221,559)
	BNP Paribas	1.970%	04/14/2016	402,000	(80,743)
	BNP Paribas	1.970%	07/14/2016	880,045	(143,875)
	BNP Paribas	1.970%	10/13/2016	2,498,088	(135,227)

				$7,929,991	$(1,481,955)

*	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative monthly return of such Reference Obligation in addition to the rate paid by the fund.

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF(a)	SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (85.26%)
Equity Fund (85.26%)
iShares® Core S&P 500® ETF	93,775	$19,899,993
SPDR® S&P 500® ETF	94,465	19,899,997
Vanguard® S&P 500® ETF	103,003	19,900,179

Total United States		59,700,169

TOTAL EXCHANGE TRADED FUNDS
(Cost $55,290,644)		59,700,169

TOTAL INVESTMENTS (85.26%)
(Cost $55,290,644)		$59,700,169

NET OTHER ASSETS AND LIABILITIES (14.74%)(b)		10,322,897

NET ASSETS (100.00%)		$70,023,066

(a)	Effective January 23, 2015, the VelocityShares Volatility Hedged Large Cap ETF changed its name to the Janus Velocity Volatility Hedged Large Cap ETF.
(b)	Includes cash, in the amount of $3,430,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Reference Obligation	Swap Counterparty	Rate Received by the Fund	Termination Date	Notional Amount	Unrealized Depreciation
S&P® 500 VIX® Futures Variable Long/Short Index- Short Term:
	BNP Paribas	1.970%	08/04/2015	$1,745,850	$(408,812)
	BNP Paribas	1.970%	09/02/2015	679,510	(130,700)
	BNP Paribas	1.970%	10/02/2015	326,517	(55,690)
	BNP Paribas	1.970%	11/03/2015	247,282	(40,356)
	BNP Paribas	1.970%	12/02/2015	214,088	(36,270)
	BNP Paribas	1.970%	01/05/2016	1,585,748	(362,016)
	BNP Paribas	1.970%	02/02/2016	77,339	(16,584)
	BNP Paribas	1.970%	03/02/2016	871,311	(183,074)
	BNP Paribas	1.970%	04/14/2016	601,569	(119,472)
	BNP Paribas	1.970%	07/14/2016	5,363,814	(671,254)
	BNP Paribas	1.970%	10/13/2016	807,000	(1,227)

				$12,520,028	$(2,025,455)

*	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative monthly return of such Reference Obligation in addition to the rate paid by the fund.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS (96.71%)
Consumer Discretionary (17.32%)
Autonation, Inc., Sr. Unsec.
6.75%, 04/15/2018	$4,950,000	$5,568,745
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec.
4.88%, 11/15/2017	10,385,000	10,722,513
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	7,136,000	8,090,440
CSC Holdings LLC, Sr. Unsec.
7.88%, 02/15/2018	4,000,000	4,525,000
DISH DBS Corp., Sr. Unsec.
4.25%, 04/01/2018	10,558,000	10,637,185
7.88%, 09/01/2019	2,000,000	2,262,500
General Motors Financial Co., Inc., Sr. Unsec.
4.75%, 08/15/2017	7,467,000	7,935,554
Lamar Media Corp., Sr. Sub.
5.88%, 02/01/2022	12,091,000	12,907,142
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	3,550,000	3,612,125
MGM Resorts International, Sr. Unsec.
7.63%, 01/15/2017	12,228,000	13,236,809

Total Consumer Discrectionary		79,498,013

Consumer Staples (2.77%)
Constellation Brands Inc., Sr. Unsec.
3.88%, 11/15/2019	7,000,000	7,280,000
Smithfield Foods, Inc., Sr. Unsec.
7.75%, 07/01/2017	4,850,000	5,452,370

Total Consumer Staples		12,732,370

Consumer, Non-cyclical (3.22%)
HJ Heinz Co., Second Lien
4.25%, 10/15/2020	14,538,000	14,789,507

Total Consumer, Non-cyclical		14,789,507

Energy (5.99%)
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	12,093,000	12,960,334
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	13,495,000	13,376,919

Security Description	Principal Amount	Value

Energy (continued)
El Paso LLC, Sr. Unsec.
6.50%, 09/15/2020	$1,000,000	$1,155,098

Total Energy		27,492,351

Financials (5.51%)
Ally Financial, Inc., Sr. Unsec.
5.50%, 02/15/2017	8,533,000	8,965,708
CIT Group, Inc., Sr. Unsec.
4.25%, 08/15/2017	12,725,000	13,074,938
Corrections Corp., Sr. Unsec.
4.13%, 04/01/2020	2,134,000	2,166,010
E*Trade Financial Corp., Sr. Unsec.
6.38%, 11/15/2019	1,000,000	1,078,750

Total Financials		25,285,406

Health Care (16.31%)
Biomet, Inc., Sr. Unsec.
6.50%, 08/01/2020	11,451,000	12,252,570
CHS/Community Health Systems, Inc., First Lien
5.13%, 08/15/2018	11,330,000	11,754,875
DaVita HealthCare Partners, Inc., Sr. Unsec.
6.63%, 11/01/2020	3,502,000	3,705,554
5.75%, 08/15/2022	7,900,000	8,551,750
Fresenius Medical Care US Finance II, Inc., Sr. Unsec.
5.63%, 07/31/2019(a)	10,900,000	11,962,750
HCA, Inc., First Lien
6.50%, 02/15/2020	11,803,000	13,455,420
Tenet Healthcare Corp., First Lien
6.25%, 11/01/2018	12,046,000	13,190,370

Total Health Care		74,873,289

Industrials (14.48%)
ADT Corp., Sr. Unsec.
2.25%, 07/15/2017	11,300,000	11,208,188
Aircastle, Ltd., Sr. Unsec.
6.75%, 04/15/2017	12,566,000	13,634,110
Case New Holland Industrial, Inc., Sr. Unsec.
7.88%, 12/01/2017	12,185,000	13,647,199
Graphic Packaging Intl., Sr. Unsec.
4.75%, 04/15/2021	1,190,000	1,243,550
United Rentals North America, Inc., Sr. Unsec.
7.38%, 05/15/2020	12,050,000	13,134,500
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	13,350,000	13,600,313

Total Industrials		66,467,860

Security Description		Principal Amount	Value

Information Technology (2.79%)
Flextronics International, Ltd., Sr. Unsec.
4.63%, 02/15/2020		$12,142,000	$12,809,810

Total Information Technology			12,809,810

Materials (11.03%)
ArcelorMittal, Sr. Unsec.
6.13%, 06/01/2018		2,900,000	3,150,125
6.00%, 08/05/2020(b)		9,171,000	9,961,999
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022		13,563,000	14,241,150
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020		12,095,000	12,503,206
United States Steel Corp., Sr. Unsec.
6.05%, 06/01/2017		8,026,000	8,487,495
7.00%, 02/01/2018		2,114,000	2,269,908

Total Materials			50,613,883

Telecommunication Services (10.05%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020		15,000,000	16,106,250
Frontier Communications Corp., Sr. Unsec.
8.25%, 04/15/2017		12,225,000	13,646,156
Windstream Corp., Sr. Unsec.
7.88%, 11/01/2017		15,094,000	16,395,858

Total Telecommunication Services			46,148,264

Utilities (7.24%)
AES Corp., Sr. Unsec.
8.00%, 10/15/2017		1,344,000	1,513,680
8.00%, 06/01/2020		14,065,000	16,209,913
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018		13,950,000	15,519,375

Total Utilities			33,242,968

TOTAL CORPORATE BONDS
(Cost $440,491,229)			443,953,721

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (2.60%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (c)	11,946,223	11,946,223

TOTAL SHORT TERM INVESTMENTS
(Cost $11,946,223)			11,946,223

Security Description	Shares	Value

TOTAL INVESTMENTS (99.31%)
(Cost $452,437,452)		$455,899,944

NET OTHER ASSETS AND LIABILITIES (0.69%)		3,135,490

NET ASSETS (100.00%)		$459,035,434

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $11,962,750, representing 2.61% of net assets.
(b)	Represents a step bond. Rate disclosed is as of February 28, 2015.
(c)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

Sr. - Senior.

Sub. - Subordinated.

Unsec. - Unsecured.

See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.00%)
Gold Mining (88.49%)
Agnico Eagle Mines Ltd.	325,608	$10,468,297
AngloGold Ashanti Ltd., Sponsored ADR(a)	487,997	5,499,726
AuRico Gold, Inc.	1,207,263	4,273,711
Barrick Gold Corp.	848,155	11,042,978
Eldorado Gold Corp.	1,625,956	9,430,545
Franco-Nevada Corp.	722,126	38,092,146
Gold Fields Ltd., Sponsored ADR	1,953,474	9,083,654
Goldcorp, Inc.	1,333,849	29,318,001
Harmony Gold Mining Co. Ltd., Sponsored ADR (a)	2,024,332	4,979,857
IAMGOLD Corp.(a)	586,977	1,438,094
Kinross Gold Corp.(a)	1,392,129	3,953,646
New Gold, Inc.(a)	627,653	2,391,358
Newmont Mining Corp.	422,724	11,130,323
NOVAGOLD RESOURCES, INC.(a)	423,498	1,575,413
Randgold Resources Ltd., ADR	448,463	35,513,785
Royal Gold, Inc.	145,761	10,509,368
Sandstorm Gold Ltd.(a)	1,167,156	4,225,105
Sibanye Gold Ltd., Sponsored ADR	285,863	3,027,289
Yamana Gold, Inc.	2,221,205	9,484,545

Total Gold Mining		205,437,841

Precious Metals (1.98%)
Primero Mining Corp.(a)	1,296,161	4,601,372

Total Precious Metals		4,601,372

Silver Mining (9.53%)
First Majestic Silver Corp.(a)	361,500	2,234,070
Fortuna Silver Mines, Inc.(a)	897,540	4,038,930
Hecla Mining Co.	1,537,596	5,104,819
Silver Standard Resources, Inc.(a)	364,096	1,915,145
Silver Wheaton Corp.	409,410	8,839,162

Total Silver Mining		22,132,126

TOTAL COMMON STOCKS (Cost $232,709,984)		232,171,339

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.01%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (b)	14,060	14,060

TOTAL SHORT TERM INVESTMENTS (Cost $14,060)			14,060

7 Day Yield	Shares	Value

TOTAL INVESTMENTS (100.01%) (Cost $232,724,044)		$232,185,399

NET LIABILITIES LESS OTHER ASSETS (-0.01%)		(13,856)

NET ASSETS (100.00%)		$232,171,543

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS (101.28%)
U.S. Treasury Bill Discount Notes
0.016%, 04/23/2015(a)	$34,600,000	$34,599,239
0.039%, 06/18/2015(a)	5,500,000	5,499,461
0.038%, 06/25/2015(a)(b)	10,000,000	9,998,960

TOTAL SHORT TERM INVESTMENTS (Cost $50,095,349)		50,097,660

TOTAL INVESTMENTS (101.28%) (Cost $50,095,349)		$50,097,660

NET LIABILITIES LESS OTHER ASSETS (-1.28%)		(631,595)

NET ASSETS (100.00%)		$49,466,065

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
Antero Resources Corp.	04/17/2015	$35.00	(709)	$(62,037)
Chesapeake Energy Corp.	04/17/2015	17.00	(1,460)	(171,550)
CommScope Holding Co., Inc.	04/17/2015	25.00	(993)	(12,412)
Continental Resources, Inc.	04/17/2015	40.00	(620)	(85,250)
Energen Corp.	04/17/2015	60.00	(413)	(41,300)
FireEye, Inc.	04/17/2015	37.00	(670)	(36,850)
Freeport-McMoRan, Inc.	04/17/2015	18.00	(1,379)	(36,543)
Freescale Semiconductor Ltd.	04/17/2015	31.00	(800)	(42,000)
GoPro, Inc.	04/17/2015	38.00	(653)	(117,540)
Medivation, Inc.	04/17/2015	95.00	(261)	(21,533)
Pilgrim’s Pride Corp.	04/17/2015	23.00	(1,079)	(29,673)
Range Resources Corp.	04/17/2015	45.00	(551)	(61,988)
SolarCity Corp.	04/17/2015	46.00	(539)	(66,566)
Splunk, Inc.	04/17/2015	60.00	(413)	(65,048)
SunEdison, Inc.	04/17/2015	19.00	(1,306)	(45,710)
Trinity Industries, Inc.	04/17/2015	28.00	(886)	(22,150)
United Continental Holdings, Inc.	04/17/2015	60.00	(413)	(85,698)
Vertex Pharmaceuticals, Inc.	04/17/2015	100.00	(248)	(54,560)
Whiting Petroleum Corp.	04/17/2015	32.00	(775)	(178,250)
Zillow Group, Inc.	04/17/2015	105.00	(236)	(102,660)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $1,161,051)				$(1,339,318)

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.79%)
Consumer Discretionary (25.30%)
Abercrombie & Fitch Co., Class A	1,504	$ 37,209
American Eagle Outfitters, Inc.	3,115	46,632
Aramark	1,390	43,994
Barnes & Noble, Inc.(a)	1,805	44,945
Best Buy Co., Inc.	1,059	40,348
Caesars Entertainment Corp.(a)	3,065	32,489
CBS Corp., Class B	751	44,384
Choice Hotels International, Inc.	728	46,206
Coach, Inc.	1,133	49,342
Comcast Corp., Class A	723	42,932
Darden Restaurants, Inc.	734	46,976
DIRECTV(a)	484	42,882
Ford Motor Co.	2,805	45,834
GameStop Corp., Class A	1,200	44,364
Gap, Inc.	1,022	42,515
General Motors Co.	1,260	47,011
Groupon, Inc.(a)	5,221	42,708
Hilton Worldwide Holdings, Inc.(a)	1,581	44,695
Hyatt Hotels Corp., Class A(a)	691	41,833
InterContinental Hotels Group PLC, Sponsored ADR	1,024	41,882
Interpublic Group of Cos., Inc.	2,060	45,938
L Brands, Inc.	494	45,379
Macy’s, Inc.	663	42,246
Marriott International, Inc., Class A	533	44,292
MGM Resorts International(a)	2,033	44,177
Newell Rubbermaid, Inc.	1,111	43,651
NIKE, Inc., Class B	436	42,344
Nordstrom, Inc.	538	43,271
Office Depot, Inc.(a)	4,779	44,779
Orbitz Worldwide, Inc.(a)	4,899	56,730
Pearson PLC, Sponsored ADR	2,223	48,573
Sears Holdings Corp.(a)	1,272	47,827
Sirius XM Holdings, Inc.(a)	12,216	47,520
Sony Corp., Sponsored ADR	2,029	57,460
Staples, Inc.	2,366	39,666
Starbucks Corp.	521	48,706
Starwood Hotels & Resorts Worldwide, Inc.	517	41,531
Target Corp.	559	42,948
Tesla Motors, Inc.(a)	191	38,838
Thomson Reuters Corp.	1,030	40,448
Time Warner Cable, Inc.	278	42,826
Time Warner, Inc.	488	39,948
Time, Inc.	1,765	41,831
TJX Cos., Inc.	633	43,449
Viacom, Inc., Class B	545	38,117
Walt Disney Co.	444	46,212
Whirlpool Corp.	218	46,205
Wyndham Worldwide Corp.	489	44,734

Security Description	Shares	Value

Consumer Discretionary (continued)
Wynn Resorts Ltd.	276	$39,330
Total Consumer Discretionary		2,158,157

Consumer Staples (8.95%)
Avon Products, Inc.	4,319	36,755
Brown-Forman Corp., Class B	475	43,553
Campbell Soup Co.	945	44,028
Clorox Co.	402	43,673
Coca-Cola Co.	984	42,607
ConAgra Foods, Inc.	1,143	39,982
CVS Health Corp.	437	45,391
Diageo PLC, Sponsored ADR	362	43,024
General Mills, Inc.	779	41,902
Hershey Co.	396	41,097
Kellogg Co.	620	39,978
Kraft Foods Group, Inc.	658	42,151
Mondelez International, Inc., Class A	1,110	40,998
Pepsi Co., Inc.	436	43,155
Procter & Gamble Co.	458	38,990
SUPERVALU, Inc.(a)	4,393	43,403
Unilever NV, NY Shares	1,049	45,600
Walgreens Boots Alliance, Inc.	561	46,607

Total Consumer Staples		762,894

Energy (0.46%)
Chevron Corp.	366	39,045

Total Energy		39,045

Financials (19.47%)
American Express Co.	448	36,552
American International Group, Inc.	750	41,498
Ameriprise Financial, Inc.	311	41,559
Aon PLC	431	43,255
Bank of America Corp.	2,349	37,138
Bank of Montreal	616	38,167
Bank of New York Mellon Corp.	1,015	39,727
Barclays PLC, Sponsored ADR	2,771	43,948
BlackRock, Inc.	116	43,085
Capital One Financial Corp.	502	39,512
CBRE Group, Inc., Class A(a)	1,179	40,393
Charles Schwab Corp.	1,389	40,753
Chubb Corp.	398	39,979
Citigroup, Inc.	770	40,363
Comerica, Inc.	899	41,156
Credit Suisse Group AG, Sponsored ADR	1,634	39,772
Deutsche Bank AG	1,381	45,200
Discover Financial Services	636	38,783
Goldman Sachs Group, Inc.	217	41,184
Hartford Financial Services Group, Inc.	983	40,264
HSBC Holdings PLC, Sponsored ADR	879	39,221
Huntington Bancshares, Inc.	4,038	44,176
JPMorgan Chase & Co.	677	41,487
KeyCorp	3,016	42,013
Marsh & McLennan Cos., Inc.	736	41,871
MetLife, Inc.	772	39,241

Security Description	Shares	Value

Financials (continued)
Moody’s Corp.	426	$41,296
Morgan Stanley	1,076	38,510
Northern Trust Corp.	613	42,806
PNC Financial Services Group, Inc.	457	42,026
Progressive Corp.	1,566	41,734
Prudential Financial, Inc.	458	37,029
Royal Bank of Canada	605	37,885
State Street Corp.	519	38,640
Sun Life Financial, Inc.	1,165	35,905
SunTrust Banks, Inc.	988	40,508
T Rowe Price Group, Inc.	477	39,400
Toronto-Dominion Bank	905	39,684
UBS Group AG(a)	2,371	41,469
US Bancorp	920	41,041
Wells Fargo & Co.	767	42,024

Total Financials		1,660,254

Health Care (9.40%)
Aetna, Inc.	456	45,395
Biogen Idec, Inc.(a)	117	47,922
Boston Scientific Corp.(a)	3,145	53,152
Bristol-Myers Squibb Co.	685	41,730
Cardinal Health, Inc.	500	43,995
CareFusion Corp.(a)	703	42,236
Cigna Corp.	398	48,409
Eli Lilly & Co.	570	39,997
GlaxoSmithKline PLC, Sponsored ADR	962	45,618
Humana, Inc.	285	46,848
Johnson & Johnson	391	40,081
McKesson Corp.	197	45,054
Medtronic PLC	563	43,683
Merck & Co., Inc.	695	40,685
Novartis AG, Sponsored ADR	440	45,056
Pfizer, Inc.	1,304	44,753
St Jude Medical, Inc.	615	41,008
UnitedHealth Group, Inc.	402	45,679

Total Health Care		801,301

Industrials (11.14%)
3M Co.	252	42,500
Alaska Air Group, Inc.	739	47,037
American Airlines Group, Inc.	825	39,518
Boeing Co.	331	49,931
Cummins, Inc.	289	41,104
Danaher Corp.	479	41,807
General Electric Co.	1,616	42,000
Herman Miller, Inc.	1,393	43,141
Huron Consulting Group, Inc.(a)	596	39,723
JetBlue Airways Corp.(a)	2,709	46,568
Lockheed Martin Corp.	217	43,411
Navigant Consulting, Inc.(a)	2,684	37,549
Northrop Grumman Corp.	275	45,570
Owens Corning	1,212	48,068
Raytheon Co.	388	42,203
Rockwell Automation, Inc.	369	43,188
Steelcase, Inc., Class A	2,350	43,992
Towers Watson & Co., Class A	363	47,735

Security Description	Shares	Value

Industrials (continued)
United Continental Holdings, Inc.(a)	644	$41,976
United Technologies Corp.	357	43,522
Virgin America, Inc.(a)	1,186	41,557
WW Grainger, Inc.	160	37,906

Total Industrials		950,006

Information Technology (17.41%)
Accenture PLC, Class A	458	41,234
Adobe Systems, Inc.(a)	557	44,059
Alcatel-Lucent, Sponsored ADR(a)	11,486	44,681
Apple, Inc.	370	47,530
Automatic Data Processing, Inc.	492	43,709
Booz Allen Hamilton Holding Corp.	1,592	47,378
Broadridge Financial Solutions, Inc.	916	48,759
CA, Inc.	1,336	43,447
Cisco Systems, Inc.	1,492	44,029
Corning, Inc.	1,826	44,554
eBay, Inc.(a)	725	41,985
Electronic Arts, Inc.(a)	871	49,804
EMC Corp.	1,370	39,648
Facebook, Inc., Class A(a)	520	41,064
Google, Inc., Class C(a)	81	45,230
Hewlett-Packard Co.	1,035	36,059
Intel Corp.	1,150	38,238
International Business Machines Corp.	264	42,752
Intuit, Inc.	442	43,152
Lexmark International, Inc., Class A	995	42,447
LinkedIn Corp., Class A(a)	176	47,027
MasterCard, Inc., Class A	480	43,262
Microsoft Corp.	866	37,974
NCR Corp.(a)	1,442	42,409
NetApp, Inc.	965	37,297
Nokia OYJ, Sponsored ADR	5,319	42,605
Oracle Corp.	907	39,745
QUALCOMM, Inc.	562	40,751
Salesforce.com, Inc.(a)	691	47,942
Symantec Corp.	1,602	40,306
Tech Data Corp.(a)	670	39,865
Visa, Inc., Class A	157	42,596
Xerox Corp.	2,963	40,445
Yahoo!, Inc.(a)	818	36,221
Yelp, Inc.(a)	759	36,432

Total Information Technology		1,484,636

Materials (2.51%)
Alcoa, Inc.	2,596	38,395
Dow Chemical Co.	912	44,907
Ecolab, Inc.	390	45,060
EI du Pont de Nemours & Co.	566	44,063
Monsanto Co.	342	41,187

Total Materials		213,612

Telecommunication Services (2.77%)
AT&T, Inc.	1,255	43,373
BT Group PLC, Sponsored ADR	660	46,167
Sprint Corp.(a)	9,940	50,893
T-Mobile US, Inc.(a)	1,562	51,592

Security Description	Shares	Value

Telecommunication Services (continued)
Verizon Communications, Inc.	897	$44,357

Total Telecommunication Services		236,382

Utilities (2.38%)
Edison International	648	41,634
Exelon Corp.	1,101	37,346
PG&E Corp.	791	42,500
Portland General Electric Co.	1,082	40,348
Sempra Energy	379	41,008

Total Utilities		202,836

TOTAL COMMON STOCKS (Cost $7,862,065)		8,509,123

TOTAL INVESTMENTS (99.79%) (Cost $7,862,065)		$8,509,123

NET OTHER ASSETS AND LIABILITIES (0.21%)		17,592

NET ASSETS (100.00%)		$8,526,715

(a)	Non-income producing security.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC -	Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments (unaudited)

1. Portfolio Valuation

All Funds’ Shares are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) of each fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Fixed-income obligations having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and asked prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease a Fund’s return.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities (including restricted securities), Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2015:

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Canadian Infrastructure	$3,950,763	$–	$–	$3,950,763
Canadian Master Limited Partnership Affiliates	1,928,968	–	–	1,928,968
Master Limited Partnerships	5,019,684	–	–	5,019,684
U.S. Infrastructure	3,090,374	–	–	3,090,374
U.S. Master Limited Partnership Affiliates	6,199,560	–	–	6,199,560
Short Term Investments	40,314	–	–	40,314

TOTAL	$20,229,663	$–	$–	$20,229,663

Alerian MLP ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Master Limited Partnerships	$9,861,781,705	$–	$–	$9,861,781,705
Short Term Investments	9,142,404	–	–	9,142,404

TOTAL	$9,870,924,109	$–	$–	$9,870,924,109

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$11,289,013	$–	$–	$11,289,013
Short Term Investments	15,245	–	–	15,245

TOTAL	$11,304,258	$–	$–	$11,304,258

ALPS Equal Sector Weight ETF
Investments in Securities at Value *	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$150,658,485	$–	$–	$150,658,485
Short Term Investments	42,041	–	–	42,041

TOTAL	$150,700,526	$–	$–	$150,700,526

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$162,745,965	$–	$–	$162,745,965
Short Term Investments	233,522	–	–	233,522

TOTAL	$162,979,487	$–	$–	$162,979,487

ALPS Medical Breakthroughs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$27,672,857	$–	$–	$27,672,857
Rights	–	3,081	–	3,081
Short Term Investments	3,364	–	–	3,364

TOTAL	$27,676,221	$3,081	$–	$27,679,302

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$1,229,741,518	$–	$–	$1,229,741,518
Short Term Investments	2,196,093	–	–	2,196,093

TOTAL	$1,231,937,611	$–	$–	$1,231,937,611

ALPS STOXX Europe 600 ETF
Investments in Securities at Value *	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stocks	$5,222,568	$–	$–	$5,222,568
Closed-End Funds	2,093	–	–	2,093
Preferred Stocks	44,343	–	–	44,343
Short Term Investments	4,883	–	–	4,883

TOTAL	$5,273,887	$–	$–	$5,273,887

Barron’s 400SM ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$206,908,743	$–	$–	$206,908,743
Limited Partnerships	$4,082,547	$–	$–	$4,082,547
Short Term Investments	1,447,452	–	–	1,447,452

TOTAL	$212,438,742	$–	$–	$212,438,742

Cohen & Steers Global Realty Majors ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$102,295,088	$–	$–	$102,295,088
Short Term Investments	67,996	–	–	67,996

TOTAL	$102,363,084	$–	$–	$102,363,084

Global Commodity Equity ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$43,950,093	$–	$–	$43,950,093
Short Term Investments	159,037	–	–	159,037

TOTAL	$44,109,130	$–	$–	$44,109,130

Janus Velocity Tail Risk Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$36,715,103	$–	$–	$36,715,103

TOTAL	$36,715,103	$–	$–	$36,715,103

Other Financial Instruments**

Liabilities
Total Return Swap Contracts	$–	$(1,481,955)	$–	$(1,481,955)

Total	$–	$(1,481,955)	$–	$(1,481,955)

Janus Velocity Volatility Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$59,700,169	$–	$–	$59,700,169

TOTAL	$59,700,169	$–	$–	$59,700,169

Other Financial Instruments**

Liabilities
Total Return Swap Contracts	$–	$(2,025,455)	$–	$(2,025,455)

Total	$–	$(2,025,455)	$–	$(2,025,455)

RiverFront Strategic Income Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$–	$443,953,721	$–	$443,953,721
Short Term Investments	11,946,223	–	–	11,946,223

TOTAL	$11,946,223	$443,953,721	$–	$455,899,944

Sprott Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$232,171,339	$–	$–	$232,171,339
Short Term Investments	14,060	–	–	14,060

TOTAL	$232,185,399	$–	$–	$232,185,399

U.S. Equity High Volatility Put Write Index Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Term Investments	$–	$50,097,660	$–	$50,097,660

TOTAL	$–	$50,097,660	$–	$50,097,660

Other Financial Instruments**

Liabilities
Written Option Contracts	$(1,339,318)	–	$–	$(1,339,318)

Total	$(1,339,318)	$–	$–	$(1,339,318)

Workplace Equality Portfolio

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$8,509,123	$–	$–	$8,509,123

TOTAL	$8,509,123	$–	$–	$8,509,123

*For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

**Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the period ended February 28, 2015, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments and Hedging Activities

The following discloses the Funds’ use of derivative instruments and hedging activities.

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Certain Funds’ investment objectives may permit the Fund to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, foreign currency transactions, and purchased and written options.

Cash collateral that has been pledged to cover derivative obligations of the Funds and cash collateral received from the Counterparty, Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which could involve additional costs or delays.

Swap Risk: The Janus Velocity Tail Risk Hedged Large Cap ETF and the Janus Velocity Volatility Hedged Large Cap ETF use swap agreements to obtain exposure to the volatility component of each Fund’s underlying index. Swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. The swap agreements are traded over the counter. The counterparty to swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the Janus Velocity Tail Risk Hedged Large Cap ETF and the Janus Velocity Volatility Hedged Large Cap ETF are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of the their principal investment strategies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Funds may decline. The Funds typically enter into swap transactions only with large, well-capitalized and well-established financial institutions. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

Option Writing/Purchasing: The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks to track the performance of the NYSE Arca U.S. Equity High Volatility Put Write Index (the “Underlying Index”). The Fund’s investment objective permits the Fund to purchase derivative contracts, including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of the U.S. Equity High Volatility Put Write Index Fund’s investment objective, the Fund will use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

The Fund will seek to track the performance of the Underlying Index by selling listed 60-day put options in proportion to their weightings in the Underlying Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option’s strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period.

Each put option sold by the Fund will be covered through investments in three-month U.S. Treasury bills at least equal to the Fund’s maximum liability under the option (i.e., the strike price). Based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund has requirements to deliver securities as collateral for certain investments. Securities collateral that has been pledged to cover obligations of the Fund is noted in on the Schedule of Investments.

Every 60 days, the options included within the Underlying Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund’s prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the U.S. Equity High Volatility Put Write Index Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Implied Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written put option contracts during the three months ended February 28, 2015 were as follows:

U.S. Equity High Volatility Put Write Index Fund	Written Put Options

	Number of Contracts	Premiums Received

Options outstanding at November 30, 2014	(13,222)	$1,557,855
Options written	(29,757)	2,848,993
Options exercised	3,019	(414,836)
Options expired	24,854	(2,753,561)
Options closed	702	(77,400)

Options outstanding at February 28, 2015	(14,404)	$1,161,051

Market Value at February 28, 2015		$(1,339,318)

The average written option contracts volume was 14,803 during the three months ended February 28, 2015.

4. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of February 28, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Alerian Energy Infrastructure ETF	$658,305	$(1,378,129)	$(719,824)	$20,949,487
Alerian MLP ETF	3,435,909,958	(639,326,176)	2,796,583,782	7,074,340,327
ALPS Emerging Sector Dividend Dogs ETF	631,482	(966,725)	(335,243)	11,639,501
ALPS Equal Sector Weight ETF	33,056,776	(358,959)	32,697,817	118,002,709
ALPS International Sector Dividend Dogs ETF	8,324,718	(6,481,121)	1,843,597	161,135,890
ALPS Medical Breakthroughs ETF	1,966,761	(358,642)	1,608,119	26,071,183
ALPS Sector Dividend Dogs ETF	109,822,246	(49,783,719)	60,038,527	1,171,899,084
ALPS STOXX Europe 600 ETF	390,830	(129,352)	261,478	5,012,409
Barron’s 400SM ETF	30,169,667	(13,691,710)	16,477,957	195,960,785
Cohen & Steers Global Realty Majors ETF	18,433,531	(1,474,058)	16,959,473	85,403,611
Global Commodity Equity ETF	3,753,831	(13,773,941)	(10,020,110)	54,129,240
Janus Velocity Tail Risk Hedged Large Cap ETF	10,010,699	(6,448,039)	3,562,660	33,152,443
Janus Velocity Volatility Hedged Large Cap ETF	14,902,544	(10,494,577)	4,407,967	55,292,202
RiverFront Strategic Income Fund	4,685,006	(1,222,514)	3,462,492	452,437,452
Sprott Gold Miners ETF	10,381,514	(6,020,688)	4,360,826	227,824,573
U.S. Equity High Volatility Put Write Index Fund	2,311	–	2,311	50,095,349
Workplace Equality Portfolio	811,740	(187,938)	623,802	7,885,321

5. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index. Approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive
Officer)

Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive
Officer)

Date:	April 28, 2015

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial
Officer)

Date:	April 28, 2015

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